UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


                525 Market Street, 12th Floor, San Francisco, CA
                 94105 (Address of principal executive offices)
                                   (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  800-643-9691


                   Date of fiscal year end: September 30, 2009

                     Date of reporting period: June 30, 2009

ITEM 1.  SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASIA PACIFIC FUND

    SHARES      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
COMMON STOCKS: 91.20%
AUSTRALIA: 11.03%
      509,206   AQUARIUS PLATINUM LIMITED (PRIMARY METAL INDUSTRIES)                                          $    1,994,151
      221,800   BHP BILLITON LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                    6,205,397
    1,275,882   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       1,747,783
      117,200   ENERGY RESOURCES OF AUSTRALIA LIMITED (OIL & GAS EXTRACTION)                                       2,209,896
      803,203   KINGSGATE CONSOLIDATED LIMITED (METAL MINING)                                                      4,336,391
    1,104,800   LIHIR GOLD LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                     2,626,238
      126,272   SANTOS LIMITED (OIL & GAS EXTRACTION)                                                              1,489,623
      767,100   SINO GOLD MINING LIMITED (COAL MINING)+                                                            3,201,917
    7,193,600   ST BARBARA LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                     1,333,222
    1,624,200   STRAITS RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)               2,761,533
    1,766,400   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                       4,825,220
                                                                                                                  32,731,371
                                                                                                              --------------
CAYMAN ISLANDS: 0.63%
      215,665   SIMCERE PHARMACEUTICAL GROUP (CHEMICALS & ALLIED PRODUCTS)+                                        1,878,442
                                                                                                              ==============
CHINA: 6.24%
    2,240,000   BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED CLASS H (ENGINEERING,
                   ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                                             1,569,435
    2,395,000   CHINA COMMUNICATION SERVICES CORPORATION LIMITED (COMMUNICATIONS)                                  1,480,255
    6,050,000   CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                   4,613,583
    2,496,000   CHINA ZHONGWANG HOLDINGS LIMITED (PRIMARY METAL INDUSTRIES)+                                       3,426,744
    3,562,000   HAINAN MEILAN INTERNATIONAL AIRPORT COMPANY LIMITED (TRANSPORTATION BY AIR)                        2,201,532
    4,998,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)                    3,482,455
    3,075,000   WANT WANT CHINA HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                              1,737,860
                                                                                                                  18,511,864
                                                                                                              --------------
HONG KONG: 13.99%
    9,187,000   BANK OF CHINA LIMITED (DEPOSITORY INSTITUTIONS)                                                    4,374,169
      947,000   BEIJING ENTERPRISES HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                          4,728,860
      933,000   CHINA EVERBRIGHT INTERNATIONAL LIMITED (BUSINESS SERVICES)                                           263,646
    1,803,500   CHINA HUIYUAN JUICE GROUP (FOOD & KINDRED PRODUCTS)                                                1,277,568
      389,000   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                  3,894,994
    2,688,000   CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                            3,333,098
    3,134,100   FIRST PACIFIC COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             1,799,568
      245,600   HSBC HOLDINGS PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             2,080,456
   11,200,000   INSPUR INTERNATIONAL LIMITED (BUSINESS SERVICES)                                                   1,922,052
    5,900,510   NAGACORP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                                784,192
    1,390,000   SHANGHAI INDUSTRIAL HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                          5,595,835
      633,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                    2,544,235
    7,130,000   TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                           4,507,971
    6,156,000   TPV TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    2,756,282
    3,174,600   VITASOY INTERNATIONAL HOLDINGS LIMITED (FOOD & KINDRED PRODUCTS)                                   1,671,263
                                                                                                                  41,534,189
                                                                                                              --------------
INDIA: 4.86%
       88,800   BHARTI AIRTEL LIMITED (COMMUNICATIONS)                                                             1,486,920
      378,350   EDELWEISS CAPITAL LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)            3,057,286
        2,074   INFO EDGE INDIA LIMITED (BUSINESS SERVICES)                                                           26,825
       65,500   INFOSYS TECHNOLOGIES LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                   FABRICS & SIMILAR MATERIALS)                                                                    2,428,990
       22,200   NESTLE INDIA LIMITED (FOOD & KINDRED PRODUCTS)                                                       927,576
       47,340   RELIANCE INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          1,999,536
    1,572,122   SUZLON ENERGY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                     3,404,815

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASIA PACIFIC FUND

    SHARES      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
INDIA (continued)
       60,000   UNITED SPIRITS LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               $    1,091,786
                                                                                                                  14,423,734
                                                                                                              --------------
INDONESIA: 1.19%
    5,878,000   BANK MANDIRI PERSERO TBK PT (DEPOSITORY INSTITUTIONS)                                             1,828,327
    5,568,500   PERUSAHAAN GAS NEGARA PT (ELECTRIC, GAS & SANITARY SERVICES)                                       1,718,420
                                                                                                                   3,546,747
                                                                                                              --------------
JAPAN: 18.81%
       78,000   BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                         3,125,344
      207,700   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                           3,266,367
      318,000   DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)<<                         1,898,064
       69,200   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                            2,176,530
      321,000   FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             1,302,860
      124,300   H.I.S COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                            2,741,864
          857   INPEX HOLDINGS INCORPORATED (OIL & GAS EXPLORATION)                                                6,867,743
    1,376,000   ISUZU MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                    2,213,941
          570   JAPAN EXCELLENT INCORPORATED (REAL ESTATE)                                                         2,419,993
      153,000   JTEKT CORPORATION (TRANSPORTATION EQUIPMENT)                                                       1,558,032
        3,100   JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)                                        2,355,530
      177,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        1,464,359
       51,000   LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                   2,244,667
      196,000   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS &
                   EQUIPMENT STORES)                                                                               2,649,006
      313,300   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                         5,814,921
       70,000   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                          2,848,394
          850   SEVEN BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                       2,231,432
       72,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                           1,395,381
      147,900   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                       1,569,043
      211,700   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 2,157,984
       50,900   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                          1,939,098
        5,000   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                        1,595,993
                                                                                                                  55,836,546
                                                                                                              --------------
MALAYSIA: 1.56%
      152,100   BRITISH AMERICAN TOBACCO MALAYSIA BERHAD (TOBACCO PRODUCTS)                                        1,936,408
    2,890,200   KLCC PROPERTY HOLDINGS BERHAD (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                 2,680,527
                                                                                                                   4,616,935
                                                                                                              --------------
MONGOLIA: 1.12%
    3,937,000   REAL GOLD MINING LIMITED (METAL MINING)+                                                           3,322,299
                                                                                                              --------------
MORROCO AND ANTILLES: 0.96%
      985,000   BERJAYA SPORTS TOTO BERHAD (AMUSEMENT & RECREATION SERVICES)                                       1,415,149
      880,300   HONG LEONG BANK BERHAD (DEPOSITORY INSTITUTIONS)                                                   1,427,514
NEW ZEALAND: 0.65%
    1,119,129   SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)          1,935,123
                                                                                                              --------------
PHILIPPINES: 1.68%
   36,499,800   ALLIANCE GLOBAL GROUP INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                       2,085,703
   35,303,500   PNOC ENERGY DEVELOPMENT CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                            2,897,638
                                                                                                                   4,983,341
                                                                                                              --------------
SINGAPORE: 9.41%
    1,432,000   COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION SERVICES)                                        1,265,507
      186,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                               1,515,327

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASIA PACIFIC FUND

    SHARES      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
SINGAPORE (continued)
    1,020,000   HYFLUX LIMITED (BUSINESS SERVICES)                                                            $    1,549,296
    3,850,700   OCEANUS GROUP LIMITED (METAL MINING)                                                                 784,284
    1,635,000   PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                                                         1,885,149
    3,492,000   PARKWAY LIFE REAL ESTATE INVESTMENT TRUST (REAL ESTATE)                                            2,230,116
    1,384,000   SEMBCORP INDUSTRIES LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)                                                                             2,885,722
    2,717,800   SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)                                                   1,679,392
      416,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED (BUILDING CONSTRUCTION-GENERAL
                   CONTRACTORS & OPERATIVE BUILDERS)<<                                                               703,673
    2,798,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                              5,795,360
    2,192,000   SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)                                                 2,557,636
      295,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                             2,989,920
      599,000   WILMAR INTERNATIONAL LIMITED (FOOD & KINDRED PRODUCTS)                                             2,076,068
                                                                                                                  27,917,450
                                                                                                              --------------
SOUTH KOREA: 9.49%
       23,800   GLOVIS COMPANY LIMITED (TRANSPORTATION SERVICES)                                                   1,584,238
      186,100   HANKOOK TIRE COMPANY LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                            2,432,250
       39,459   HYUNDAI MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                           2,295,154
       46,800   KT&G CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                               2,645,002
      402,500   LG TELECOM LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                      2,533,891
       13,500   NHN CORPORATION (BUSINESS SERVICES)+                                                               1,870,364
       16,500   NONG SHIM COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                2,965,972
       57,400   S1 CORPORATION INCORPORATED  (BUSINESS SERVICES)                                                   2,442,074
       10,900   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                          5,065,191
        3,786   SHINSEGAE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                             1,500,789
       20,700   SK TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                        2,827,270
                                                                                                                  28,162,195
                                                                                                              --------------
TAIWAN: 4.09%
      692,000   ACER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                   COMPUTER EQUIPMENT)                                                                             1,204,304
    1,428,600   CATHAY FINANCIAL HOLDING COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                     2,113,945
    2,332,000   FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (SECURITY & COMMODITY BROKERS,
                   DEALERS, EXCHANGES & SERVICES)                                                                  1,570,777
      892,000   GIANT MANUFACTURING COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT
                   MACHINERY & TRANSPORTATION EQUIPMENT)                                                           2,145,041
    3,477,000   POLARIS SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
                   EXCHANGES & SERVICES)                                                                           1,753,866
    1,510,587   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (SEMICONDUCTORS)                                2,518,412
      804,000   UNI-PRESIDENT ENTERPRISES CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                            828,260
                                                                                                                  12,134,605
                                                                                                              --------------
THAILAND: 4.34%
      770,000   BUMRUNGRAD HOSPITAL PCL (HEALTH SERVICES)                                                           587,614
    1,770,000   ELECTRICITY GENERATING PCL (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                          3,896,390
      625,000   KASIKORNBANK PCL (FOREIGN REGISTERED) (DEPOSITORY INSTITUTIONS)                                    1,329,982
   13,030,900   MINOR INTERNATIONAL PCL (FOREIGN REGISTERED) (HOTELS, ROOMING HOUSES, CAMPS &
                   OTHER LODGE PLACES)                                                                             3,040,671
    1,009,500   PTT EXPLORATION & PRODUCTION COMPANY LIMITED (OIL & GAS EXTRACTION)                                4,029,704
                                                                                                                  12,884,361
                                                                                                              --------------
UNITED KINGDOM: 1.15%
    7,803,033   GUINNESS PEAT GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   3,423,466
    1,921,582   MAXJET AIRWAYS GDR (TRANSPORTATION BY AIR)+(a)++                                                           0
                                                                                                                   3,423,466
                                                                                                              --------------
TOTAL COMMON STOCKS (COST $273,412,282)                                                                          270,685,331
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASIA PACIFIC FUND

    SHARES      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
PREFERRED STOCKS: 0.99%
     3,337,600  CHINA CONSTRUCTION BANK CORPORATION CLASS A EQUITY LINKED NOTE+                               $    2,946,367
TOTAL PREFERRED STOCKS (COST $2,355,758)                                                                           2,946,367
                                                                                                              --------------
COLLATERAL FOR SECURITIES LENDING: 0.61%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 0.61%
     1,757,025  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                          1,757,025
        69,646  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                             55,717
                                                                                                                   1,812,742
                                                                                                              --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,826,671)                                                          1,812,742
                                                                                                              --------------
SHORT-TERM INVESTMENTS: 5.15%                                                       YIELD
    15,273,095   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                        0.42%                        15,273,095
                                                                                                              --------------
TOTAL SHORT-TERM INVESTMENTS (COST $15,273,095)                                                                   15,273,095
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $292,867,806)*                                                  97.95%                                  $  290,717,535
OTHER ASSETS AND LIABILITIES, NET                                      2.05                                        6,096,470
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $  296,814,005
                                                                     ------                                   --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $15,273,095.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $293,737,794 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                $  28,972,203
GROSS UNREALIZED DEPRECIATION                 ($31,992,462)
                                             -------------
NET UNREALIZED APPRECIATION (DEPRECIATION)     ($3,020,259)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

    SHARES      SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
COMMON STOCKS: 89.64%
AUSTRALIA: 1.63%
      309,666   SINO GOLD MINING LIMITED (COAL MINING)+                                                          $ 1,292,566
      470,000   STRAITS RESOURCES LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                 799,114
                                                                                                                   2,091,680
                                                                                                              --------------
BRAZIL: 8.76%
      153,600   ALL AMERICA LATINA LOGISTICA (TRANSPORTATION EQUIPMENT)                                              943,000
       63,800   CIA DE TRANSMISSAO DE ENERGIA ELETRICA PAULISTA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                          1,551,777
      128,400   FERTILIZANTES FOSFATADOS SA (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)               988,801
       99,600   LUPATECH SA (WHOLESALE TRADE NON-DURABLE GOODS)+                                                   1,265,649
       40,800   PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)<<                                                       1,671,984
      100,000   Petroleo Brasileiro SA ADR Class A (Oil Companies)<<                                               3,336,000
        6,800   Telecomunicacoes de Sao Paulo SA (Communications)<<                                                  151,232
      138,300   Tractebel Energia SA (Electric, Gas & Sanitary Services)                                           1,319,832
                                                                                                                  11,228,275
                                                                                                              --------------
CAYMAN ISLANDS: 0.63%
       92,535   SIMCERE PHARMACEUTICAL GROUP (CHEMICALS & ALLIED PRODUCTS)+<<                                        805,980
                                                                                                              --------------
CHILE: 1.37%
       82,000   CIA CERVECERIAS UNIDAS SA (FOOD & KINDRED PRODUCTS)                                                  572,039
       87,500   EMPRESA NACIONAL DE TELECOMUNICACIONES SA (COMMUNICATIONS)                                         1,178,153
                                                                                                                   1,750,192
                                                                                                              --------------
CHINA: 4.37%
    1,036,000   CHINA COMMUNICATION SERVICES CORPORATION LIMITED (COMMUNICATIONS)                                    640,311
    2,520,000   CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                   1,921,691
      836,000   CHINA RAILWAY GROUP LIMITED CLASS H (RAILROAD TRANSPORTATION)+                                       672,032
      730,000   CHINA ZHONGWANG HOLDINGS LIMITED (PRIMARY METAL INDUSTRIES)+                                       1,002,213
    1,952,000   INDUSTRIAL & COMMERCIAL BANK OF CHINA LIMITED CLASS H (DEPOSITORY INSTITUTIONS)                    1,360,094
                                                                                                                   5,596,341
                                                                                                              --------------
CZECH REPUBLIC: 1.05%
       15,000   CEZ AS (ELECTRIC, GAS & SANITARY SERVICES)                                                           675,738
        4,800   KOMERCNI BANKA (FINANCIAL SERVICES)                                                                  664,144
                                                                                                                   1,339,882
                                                                                                              --------------
EGYPT: 1.82%
      120,978   COMMERCIAL INTERNATIONAL BANK (DEPOSITORY INSTITUTIONS)                                            1,059,693
       37,300   ORASCOM CONSTRUCTION INDUSTRIES (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                           1,273,494
                                                                                                                   2,333,187
                                                                                                              --------------
HONG KONG: 11.22%
    5,621,000   BANK OF CHINA LIMITED (DEPOSITORY INSTITUTIONS)                                                    2,676,304
      347,400   BEIJING ENTERPRISES HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                          1,734,748
      788,000   CHINA HUIYUAN JUICE GROUP (FOOD & KINDRED PRODUCTS)                                                  558,205
      272,500   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                  2,728,499
      927,000   CNOOC LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)                                            1,149,473
    1,484,600   FIRST PACIFIC COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               852,442
    1,120,000   NEW WORLD CHINA LAND LIMITED (REAL ESTATE)                                                           622,860
      403,000   SHANGHAI INDUSTRIAL HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                          1,622,390
    2,634,000   TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                           1,665,357

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

    SHARES      SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
HONG KONG (continued)
    1,708,000   TPV TECHNOLOGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    $ 764,738
                                                                                                                  14,375,016
                                                                                                              --------------
INDIA: 4.19%
       55,100   BHARTI AIRTEL LIMITED (COMMUNICATIONS)                                                               922,627
       87,279   DLF LIMITED (REAL ESTATE)                                                                            566,252
      110,136   EDELWEISS CAPITAL LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)              889,962
       28,000   INFOSYS TECHNOLOGIES LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                      1,038,347
       26,200   NESTLE INDIA LIMITED (FOOD & KINDRED PRODUCTS)                                                     1,094,707
       20,400   RELIANCE INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            861,650
                                                                                                                   5,373,545
                                                                                                              --------------
ISRAEL: 1.58%
       62,100   ISRAEL CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               616,418
       28,500   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                    1,406,190
                                                                                                                   2,022,608
                                                                                                              --------------
MALAYSIA: 1.21%
       39,400   BRITISH AMERICAN TOBACCO MALAYSIA BERHAD (TOBACCO PRODUCTS)                                          501,607
      484,700   TENAGA NASIONAL BERHAD (ELECTRIC, GAS & SANITARY SERVICES)                                         1,054,895
                                                                                                                   1,556,502
                                                                                                              --------------
MEXICO: 3.00%
      702,100   AMERICA MOVIL SA DE CV (COMMUNICATIONS)                                                            1,362,266
      305,400   EMPRESAS ICA SOCIEDAD CONTROLADORA SA DE CV (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                   OPERATIVE BUILDERS)+                                                                              523,447
      312,200   GRUPO CONTINENTAL SA (FOOD & KINDRED PRODUCTS)                                                       544,111
       38,800   INDUSTRIA PENOLES SA DE CV (NON-FERROUS METALS)                                                      627,600
      147,300   KIMBERLY CLARK DE MEXICO SA CLASS A (PAPER & ALLIED PRODUCTS)                                        562,096
      258,900   PROMOTORA AMBIENTAL SAB DE CV (PETROLEUM REFINING & RELATED INDUSTRIES)+                             230,426
                                                                                                                   3,849,946
                                                                                                              --------------
MONGOLIA: 0.53%
      809,000   REAL GOLD MINING LIMITED (METAL MINING)+                                                             682,687
                                                                                                              --------------
NORWAY: 0.83%
      310,400   COPEINCA ASA (FISHING, HUNTING & TRAPPING)+                                                        1,061,997
                                                                                                              --------------
PERU: 0.98%
       52,000   COMPANIA DE MINAS BUENAVENTURA SA ADR (PRIMARY METAL INDUSTRIES)<<                                 1,249,560
                                                                                                              --------------
PHILIPPINES: 3.32%
   21,843,000   ALLIANCE GLOBAL GROUP INCORPORATED (MISCELLANEOUS MANUFACTURING INDUSTRIES)+                       1,248,171
    5,508,000   MANILA WATER COMPANY (FOOD & KINDRED PRODUCTS)                                                     1,659,553
   16,382,000   PNOC ENERGY DEVELOPMENT CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                            1,344,601
                                                                                                                   4,252,325
                                                                                                              --------------
POLAND: 0.98%
      156,037   PKO BANK POLSKI SA (DEPOSITORY INSTITUTIONS)                                                       1,253,921
                                                                                                              --------------
RUSSIA: 7.23%
      103,400   GAZPROM ADR (OIL & GAS EXTRACTION)                                                                 2,096,952
       32,000   GAZPROM OAO (OIL & GAS EXTRACTION)                                                                   648,000
       67,950   JSC MMC NORILSK NICKEL ADR (PRIMARY METAL INDUSTRIES)                                                618,345

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

    SHARES      SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
RUSSIA (continued)
       50,500   LUKOIL ADR (OIL & GAS EXTRACTION)                                                                $ 2,257,350
       26,900   MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                                                              993,417
      233,500   ROSNEFT OIL COMPANY (PETROLEUM REFINING & RELATED INDUSTRIES)                                      1,272,575
    1,089,300   SBERBANK OF RUSSIA (DEPOSITORY INSTITUTIONS)                                                       1,377,965
                                                                                                                   9,264,604
                                                                                                              --------------
SAUDI ARABIA: 0.78%
       45,300   IMPALA PLATINUM HOLDINGS LIMITED (METAL MINING)                                                    1,001,314
                                                                                                              --------------
SINGAPORE: 0.48%
      300,000   SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                621,375
                                                                                                              --------------
SOUTH AFRICA: 6.21%
      255,028   AVENG LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                    1,157,527
      134,800   HARMONY GOLD MINING COMPANY LIMITED ADR (METAL MINING)<<                                           1,391,136
       89,200   MTN GROUP LIMITED (COMMUNICATIONS)                                                                 1,368,553
       44,800   NASPERS LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                         1,179,368
       28,600   SASOL LIMITED ADR (METAL MINING)<<                                                                   995,852
      162,201   STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                              1,865,745
                                                                                                                   7,958,181
                                                                                                              --------------
SOUTH KOREA: 9.19%
        8,330   DONGWON INDUSTRIES COMPANY LIMITED (TRANSPORTATION BY AIR)                                           627,063
       52,300   HANKOOK TIRE COMPANY LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                              683,539
        6,548   HITE BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                               806,967
       10,000   HYUNDAI DEPARTMENT STORE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                703,324
       11,278   HYUNDAI MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                             655,991
       21,000   KB FINANCIAL GROUP INCORPORATED (UTILITY - ELECTRIC)                                                 705,522
       24,840   KOREA ELECTRIC POWER CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                 578,128
       82,400   LG TELECOM LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                        518,739
        7,119   NONG SHIM COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                1,279,682
       16,400   S1 CORPORATION INCORPORATED (BUSINESS SERVICES)                                                      697,735
        3,450   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                   EXCEPT COMPUTER EQUIPMENT)                                                                      1,603,203
       37,679   SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                         953,831
        1,630   SHINSEGAE COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                               646,140
        9,600   SK TELECOM COMPANY LIMITED (COMMUNICATIONS)                                                        1,311,197
                                                                                                                  11,771,061
                                                                                                              --------------
SWITZERLAND: 1.50%
    1,240,000   ANHUI EXPRESSWAY COMPANY (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)             700,795
      766,000   HUANENG POWER INTERNATIONAL INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)<<                       537,679
    1,428,000   SHENZHEN EXPRESSWAY COMPANY LIMITED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
                   CONTRACTS)                                                                                        679,908
                                                                                                                   1,918,382
                                                                                                              --------------
TAIWAN: 9.52%
      298,000   ACER INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                   EQUIPMENT)                                                                                        518,616
      405,000   CATHAY FINANCIAL HOLDING COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                       599,291
      726,500   COMPAL ELECTRONIC INCORPORATED (APPAREL & ACCESSORY STORES)                                          590,101
      747,400   CTCI CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                   660,610
      852,000   FAR EASTERN DEPARTMENT STORES COMPANY LIMITED (GENERAL MERCHANDISE STORES)                           837,458
    2,456,740   FUHWA FINANCIAL HOLDINGS COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES
                   & SERVICES)                                                                                     1,654,799
      254,000   GIANT MANUFACTURING COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                   TRANSPORTATION EQUIPMENT)                                                                         610,808
      202,400   HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                   EQUIPMENT)                                                                                        626,138
    1,500,000   POLARIS SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)                                                                                         756,629

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

    SHARES      SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
TAIWAN (continued)
    1,649,982   POU CHEN CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
                   MATERIALS)                                                                                    $ 1,010,809
      782,100   SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)           1,275,293
    1,011,074   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED (SEMICONDUCTORS)                                1,685,638
    1,800,000   TECO ELECTRIC & MACHINERY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                            718,683
      635,000   UNI-PRESIDENT ENTERPRISES CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                            654,160
                                                                                                                  12,199,033
                                                                                                              --------------
THAILAND: 4.35%
      240,000   BANGKOK BANK PCL (FOREIGN REGISTERED) (FINANCIAL SERVICES)                                           788,964
    1,748,000   BUMRUNGRAD HOSPITAL PCL (HEALTH SERVICES)                                                          1,333,959
      377,900   KASIKORNBANK PCL (FOREIGN REGISTERED) (DEPOSITORY INSTITUTIONS)                                      804,161
    3,530,000   MINOR INTERNATIONAL PCL (FOREIGN REGISTERED) (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE
                   PLACES)                                                                                           823,701
    1,562,300   PRECIOUS SHIPPING PCL (WATER TRANSPORTATION)                                                         761,203
      264,800   PTT EXPLORATION & PRODUCTION COMPANY LIMITED (OIL & GAS EXTRACTION)                                1,057,024
                                                                                                                   5,569,012
                                                                                                              --------------
TURKEY: 2.04%
      487,845   TEKFEN HOLDING AS (HOLDING & OTHER INVESTMENT OFFICES)+                                            1,120,829
      554,350   TURKIYE GARANTI BANKASI AS (DEPOSITORY INSTITUTIONS)                                               1,496,687
                                                                                                                   2,617,516
                                                                                                              --------------
USA: 0.87%
       27,300   NEWMONT MINING CORPORATION (METAL MINING)                                                          1,115,751
                                                                                                              --------------
TOTAL COMMON STOCKS (COST $131,602,779)                                                                          114,859,873
                                                                                                              --------------
PREFERRED STOCKS: 3.43%
       61,300   BANCO ITAU HOLDING FINANCEIRA SA PREFERRED                                                           966,347
    1,440,000   CHINA CONSTRUCTION BANK CORPORATION CLASS A EQUITY LINKED NOTE+                                    1,271,203
      140,000   COMPANHIA VALE DO RIO DOCE PREFERRED                                                               2,150,549
TOTAL PREFERRED STOCKS (COST $6,401,323)                                                                           4,388,099
                                                                                                              --------------
COLLATERAL FOR SECURITIES LENDING: 5.89%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 0.36%
      428,006   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                            428,006
       38,203   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                             30,562
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 1.37%
      323,671   AIM STIT-LIQUID ASSETS PORTFOLIO                                                                     323,671
      323,671   BLACKROCKTEMPORARY #24 MONEY MARKET FUND                                                             323,671
      323,671   DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL                                                           323,671
      323,671   DWS MONEY MARKET SERIES INSTITUTIONAL                                                                323,671
                                                                                                                   1,753,252
                                                                                                              --------------

  PRINCIPAL                                                                   INTEREST RATE   MATURITY DATE
-------------                                                                 -------------   -------------
COLLATERAL INVESTED IN OTHER ASSETS: 4.52%
$     129,469   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                        0.32%        07/01/2009           129,469
       35,604   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                    0.60         07/02/2009            35,603
        6,473   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                    0.60         07/06/2009             6,473
       84,155   ALPINE SECURITIZATION CORPORATION++                                0.27         07/07/2009            84,151
      132,705   AMSTEL FUNDING CORPORATION++(p)                                    1.50         07/01/2009           132,705
       71,208   ANTALIS US FUNDING CORPORATION++(p)                                0.28         07/06/2009            71,205
       32,367   ANTALIS US FUNDING CORPORATION++(p)                                0.35         07/24/2009            32,360
       19,420   ASB FINANCE LIMITED (LONDON)++                                     0.30         07/08/2009            19,419

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

  PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------                                                 -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      97,101   ASB FINANCE LIMITED (LONDON)++                                     0.30%        07/22/2009    $       97,084
      113,285   ATLANTIS ONE FUNDING CORPORATION++                                 0.30         07/20/2009           113,267
       87,391   BANK OF IRELAND                                                    0.40         07/01/2009            87,391
       55,024   BANK OF IRELAND                                                    0.60         07/02/2009            55,024
      103,575   BNP PARIBAS (PARIS)                                                0.25         07/01/2009           103,575
       35,604   BNP PARIBAS (PARIS)                                                0.26         07/01/2009            35,604
      135,942   BRYANT BANK FUNDING LLC++(p)                                       0.29         07/15/2009           135,927
       12,947   CALCASIEU PARISH LA+/-ss                                           0.75         12/01/2027            12,947
       17,802   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss        0.60         06/01/2028            17,802
       97,101   CALYON (GRAND CAYMAN)                                              0.25         07/01/2009            97,101
      113,285   CANCARA ASSET SECURITIZATION LIMITED++(p)                          0.35         07/22/2009           113,262
       41,662   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00         02/25/2008               687
       32,075   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00         05/19/2008               529
        8,569   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                          1.00         10/01/2038             8,569
       25,894   COOK COUNTY IL+/-ss                                                0.90         11/01/2030            25,894
      381,285   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                   VALUE $381,286)                                                 0.10         07/01/2009           381,285
      132,705   DANSKE BANK A/S COPENHAGEN                                         0.30         07/01/2009           132,705
       58,261   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                       1.50         12/15/2037            58,261
       77,681   DEXIA BANK (GRAND CAYMAN)                                          0.25         07/01/2009            77,681
       64,734   DEXIA DELAWARE LLC                                                 0.36         07/06/2009            64,731
      113,285   E.ON AG++                                                          0.34         07/21/2009           113,264
       51,787   EBBETS FUNDING LLC(p)                                              0.45         07/01/2009            51,787
       29,130   EBBETS FUNDING LLC(p)                                              0.50         07/01/2009            29,130
       19,420   ELYSIAN FUNDING LLC++(p)                                           0.50         07/01/2009            19,420
       29,130   ELYSIAN FUNDING LLC++(p)                                           0.50         07/07/2009            29,128
      145,652   FORTIS FUNDING LLC++                                               0.24         07/01/2009           145,652
       32,367   GDF SUEZ++                                                         0.32         07/07/2009            32,365
       97,101   GEMINI SECURITIZATION INCORPORATED++(p)                            0.27         07/07/2009            97,097
       65,832   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $65,832)             0.05         07/01/2009            65,832
      132,705   GOVCO INCORPORATED++(p)                                            0.15         07/01/2009           132,705
       16,184   GRAMPIAN FUNDING LLC++(p)                                          0.42         07/02/2009            16,183
       11,329   GRAMPIAN FUNDING LLC++(p)                                          0.45         07/06/2009            11,328
       43,696   GRAMPIAN FUNDING LLC++(p)                                          0.45         07/07/2009            43,692
      149,346   GRYPHON FUNDING LIMITED(a)(i)                                      0.00         08/23/2009            46,014
        5,341   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss              0.80         11/01/2042             5,341
       48,551   HOUSTON TX UTILITY SYSTEM+/-ss                                     0.40         05/15/2034            48,551
       16,184   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss            0.32         07/01/2029            16,184
        6,473   INDIANA MUNI POWER AGENCY POWER SUPPLY SYSTEM+/-ss                 0.47         01/01/2018             6,473
       11,329   IRISH LIFE & PERMANENT PLC++                                       0.60         07/02/2009            11,328
        4,855   IRISH LIFE & PERMANENT PLC++                                       0.60         07/06/2009             4,855
       22,657   IRISH LIFE & PERMANENT PLC++                                       0.60         07/07/2009            22,655
      285,957   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   BY MORTGAGE BACKED SECURITIES (MATURITY VALUE $285,958)         0.08         07/01/2009           285,957
        9,710   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                             0.47         04/15/2025             9,710
      139,179   KBC BANK NV BRUSSELS                                               0.35         07/01/2009           139,179
       45,314   LIBERTY STREET FUNDING CORPORATION++(p)                            0.29         07/27/2009            45,305
      100,607   LIBERTY STREET FUNDING CORPORATION++(p)                            0.30         07/20/2009           100,591
       32,367   LMA AMERICAS LLC++(p)                                              0.33         07/21/2009            32,361
       38,841   LMA AMERICAS LLC++(p)                                              0.33         07/28/2009            38,831
      107,621   MASSACHUSETTS HEFA+/-ss                                            0.25         10/01/2034           107,621
       80,918   MATCHPOINT MASTER TRUST++(p)                                       0.28         07/24/2009            80,903
       13,918   MISSISSIPPI STATE GO+/-ss                                          1.00         11/01/2028            13,918
       64,734   MONT BLANC CAPITAL CORPORATION++(p)                                0.32         07/10/2009            64,729
       12,947   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                          0.32         02/01/2036            12,947
      126,232   NATIXIS                                                            0.13         07/01/2009           126,232
        6,473   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                           2.75         01/01/2018             6,473
      106,812   NIEUW AMSTERDAM RECEIVABLES CORPORATION++(p)                       0.32         07/20/2009           106,794
       21,039   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                           0.37         01/01/2034            21,039
      139,179   REGENCY MARKETS #1 LLC++(p)                                        0.35         07/02/2009           139,177
      113,285   ROMULUS FUNDING CORPORATION++(p)                                   0.95         07/24/2009           113,216

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EMERGING MARKETS EQUITY FUND

  PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------                                                 -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$      80,918   SCALDIS CAPITAL LIMITED++(p)                                       0.45%        07/01/2009    $       80,918
       80,918   SCALDIS CAPITAL LIMITED++(p)                                       0.45         07/06/2009            80,913
      113,285   SHEFFIELD RECEIVABLES CORPORATION++(p)                             0.29         07/30/2009           113,259
      127,850   SOCIETE GENERALE BANNON LLC                                        0.25         07/07/2009           127,850
       97,101   STARBIRD FUNDING CORPORATION++(p)                                  0.33         07/17/2009            97,087
       42,100   STRAIGHT-A FUNDING LLC++(p)                                        0.27         07/23/2009            42,093
       90,628   SURREY FUNDING CORPORATION++(p)                                    0.32         07/15/2009            90,617
       74,467   TICONDEROGA MASTER FUNDING LIMITED++(p)                            0.30         07/27/2009            74,451
       49,807   TULIP FUNDING CORPORATION++(p)                                     0.31         07/20/2009            49,798
       29,130   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-ss                  0.40         07/01/2032            29,130
      126,232   UBS AG (STAMFORD CT)                                               0.28         07/31/2009           126,232
      126,232   UNICREDITO ITALIANO (NEW YORK)                                     0.44         08/03/2009           126,232
        9,710   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                  0.43         12/15/2040             9,710
       32,367   VERSAILLES CDS LLC++(p)                                            0.50         07/01/2009            32,367
       11,329   VERSAILLES CDS LLC++(P)                                            0.50         07/07/2009            11,328
       54,470   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.31         07/28/2008            23,967
       31,631   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.34         08/07/2008            13,918
       38,695   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.60         04/03/2008            17,026
       62,803   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.61         02/15/2008            27,633
       97,101   WESTPAC SECURITIES NZ LIMITED++                                    0.28         07/20/2009            97,089
                                                                                                                   5,796,296
                                                                                                              --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $7,776,467)                                                          7,549,548
                                                                                                              --------------

   SHARES
-------------
SHORT-TERM INVESTMENTS: 7.31%                                                     YIELD
    9,363,785   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                        0.42%                           9,363,785
TOTAL SHORT-TERM INVESTMENTS (COST $9,363,785)                                                                     9,363,785
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $155,144,354)*                                                 106.27%                                  $  136,161,305
OTHER ASSETS AND LIABILITIES, NET                                     (6.27)                                      (8,029,806)
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $  128,131,499
                                                                     ------                                   --------------

+    Non-income earning securities.

<<   All or a portion of this security is on loan.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

+/-  Variable rate investments.

#### This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)  Illiquid security.

ss These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Wells Fargo Advantage Money Market Fund does not pay an investment advisory fee.

(p)  Asset-backed Commercial Paper.

++   Short-term security of an affiliate of the Fund with a cost of $9,363,785.

* Cost for federal income tax purposes is $155,450,672 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation                $  9,823,098
Gross unrealized depreciation                $(29,112,465)
                                             ------------
Net unrealized appreciation (depreciation)   $(19,289,367)

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund's security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL CORE FUND

    SHARES      SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
COMMON STOCKS: 95.40%
AUSTRALIA: 2.77%
        2,652   AMP LIMITED (INSURANCE CARRIERS)                                                              $       10,428
          780   ASX LIMITED (BUSINESS SERVICES)                                                                       23,249
        4,073   INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                11,520
          554   NEWCREST MINING LIMITED (METAL MINING)                                                                13,620
          263   RIO TINTO LIMITED (METAL MINING)+                                                                     11,051
        2,099   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                      11,332
          486   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                     16,922
                                                                                                                      98,122
                                                                                                              --------------
BELGIUM: 1.65%
          160   COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)                                7,721
          524   GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                          38,299
          337   INBEV NA (FOOD & KINDRED PRODUCTS)                                                                    12,169
                                                                                                                      58,189
                                                                                                              --------------
BERMUDA: 0.44%
          238   PARTNERRE LIMITED (INSURANCE CARRIERS)                                                                15,458
                                                                                                              --------------
BRAZIL: 0.30%
          500   USINAS SIDERURGICAS DE MINAS GERAIS SA (PRIMARY METAL INDUSTRIES)                                     10,704
                                                                                                              --------------
CANADA: 2.19%
          259   BARRICK GOLD CORPORATION (METAL MINING)                                                                8,689
          503   BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                          8,586
          308   CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                             16,203
          322   ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                             15,965
          807   GOLDCORP INCORPORATED (METAL MINING)                                                                  28,051
                                                                                                                      77,494
                                                                                                              --------------
DENMARK: 0.71%
          195   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)+                                                              12,508
          176   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
                PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                                     12,615
                                                                                                                      25,123
                                                                                                              --------------
FINLAND: 0.82%
          562   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                    8,231
        1,103   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                        20,812
                                                                                                                      29,043
                                                                                                              --------------
FRANCE: 9.98%
          541   ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT) <<                                    31,918
          923   AXA SA (INSURANCE CARRIERS)                                                                           17,338
          411   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                              26,667
          192   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                  18,331
          652   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                    21,804
          299   COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS
                PLASTICS PRODUCTS) <<                                                                                 17,032
        1,536   FRANCE TELECOM SA (COMMUNICATIONS)                                                                    34,821
          180   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                               13,737
          142   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   12,750
          232   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)                                                               14,604
          739   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                           19,407
          229   PPR SA (APPAREL & ACCESSORY STORES)                                                                   18,683
          263   PUBLICIS GROUPE (COMMUNICATIONS) <<                                                                    8,017

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL CORE FUND

    SHARES      SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
FRANCE (continued)
          475   RENAULT SA (TRANSPORTATION EQUIPMENT)                                                         $       17,439
          463   SCOR REGROUPE (INSURANCE CARRIERS)                                                                     9,490
          260   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                            14,183
          321   TECHNIP SA (OIL & GAS EXTRACTION)                                                                     15,712
          523   TOTAL SA (OIL & GAS EXTRACTION)                                                                       28,233
          543   VIVENDI SA (COMMUNICATIONS)                                                                           12,976
                                                                                                                     353,142
                                                                                                              --------------
GERMANY: 13.31%
          827   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                        31,440
          219   ALLIANZ SE (INSURANCE CARRIERS)                                                                       20,163
          293   BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                 11,645
          315   BAYER AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)            16,889
          336   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                          12,651
        1,231   DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                 44,520
          196   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                            11,877
        1,111   DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                      86,158
        1,186   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                            15,448
        1,430   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                  16,851
          586   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                           20,733
        1,472   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                MEDICAL & OPTICAL)                                                                                    79,482
          161   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        9,870
          212   METRO AG (FOOD STORES)                                                                                10,118
          305   MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                    41,157
          379   SAP AG (BUSINESS SERVICES)                                                                            15,243
          384   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                        26,482
                                                                                                                     470,727
                                                                                                              --------------
GREECE: 1.72%
        2,785   HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)           31,295
        1,927   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                          29,466
                                                                                                                      60,761
                                                                                                              --------------
HONG KONG: 1.11%
        2,457   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                     24,602
          725   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                            11,291
          500   HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                    3,268
                                                                                                                      39,161
                                                                                                              --------------
INDIA: 0.43%
          520   ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                      15,340
                                                                                                              --------------
IRELAND: 1.25%
        5,893    EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                           44,040
                                                                                                              --------------
ISRAEL: 0.75%
          536   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                       26,446
                                                                                                              --------------
ITALY: 0.42%
          628   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                     14,845
                                                                                                              --------------
JAPAN: 20.26%
        3,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                MOBILE HOME DEALERS)                                                                                  24,135
          700   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                                                                            22,962
          300   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                                                                   24,166
        1,200   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                33,134
            4   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                         12,540

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL CORE FUND

    SHARES      SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
JAPAN (continued)
        5,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                    $       13,806
            7   KDDI CORPORATION (COMMUNICATIONS)                                                                     37,204
        3,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           24,820
          800   MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                     22,173
        2,100   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                            38,976
        5,000   MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)              31,712
        2,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                       33,446
        4,100   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                 25,451
        2,400   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                              28,550
        5,800   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING) <<                                                      13,607
        2,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                        22,463
        5,000   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)            42,248
        1,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              19,380
          900   SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                             17,582
        3,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                               20,117
            6   SONY FINANCIAL HOLDINGS INCORPORATED (INSURANCE LIFE/HEALTH)                                          16,611
          600   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        17,252
          900   TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                          14,714
          700   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                         18,020
        5,000   TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                         17,906
        6,000   TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          21,799
        1,300   TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             49,525
          500   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                    38,252
           44   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                           14,045
                                                                                                                     716,596
                                                                                                              --------------
LUXEMBOURG: 0.68%
          737   ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                   MEDICAL & OPTICAL)                                                                                 24,183
                                                                                                              --------------
MEXICO: 0.53%
        1,109   GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                18,853
                                                                                                              --------------
NETHERLANDS: 2.70%
          216   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS) <<                                                         9,503
          411   HEINEKEN NV (EATING & DRINKING PLACES)                                                                15,245
        2,034   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                           27,961
          851   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                       23,536
          803   UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                 19,336
                                                                                                                      95,581
                                                                                                              --------------
SINGAPORE: 0.69%
        3,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                  24,441
                                                                                                              --------------
SOUTH KOREA: 0.85%
           14   LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                         10,989
           41   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                   COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             19,053
                                                                                                                      30,042
                                                                                                              --------------
SPAIN: 4.14%
        2,468   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                          29,637
          485   BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                                    14,343
        4,486   CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                   SERVICES)                                                                                          20,705
        1,239   GRIFOLS SA (HEALTH SERVICES)                                                                          21,883
          427   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                            20,469
        1,747   TELEFONICA SA (COMMUNICATIONS)                                                                        39,507
                                                                                                                     146,544
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL CORE FUND

    SHARES      SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
SWEDEN: 1.23%
          257   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                   FABRICS & SIMILAR MATERIALS)                                                               $       12,826
        3,882   NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                              30,745
                                                                                                                      43,571
                                                                                                              --------------
SWITZERLAND: 8.79%
        2,368   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                      37,224
          346   ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                                       18,103
          411   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              18,762
          271   LONZA GROUP AG (CHEMICALS & Allied Products)                                                          26,912
        1,575   Nestle SA (FOOD & KINDRED PRODUCTS)                                                                   59,315
          661   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                             26,792
          338   PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                               21,091
          191   ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                      25,964
           17   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                   21,059
          109   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                  17,485
          217   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                     38,225
                                                                                                                     310,932
                                                                                                              --------------
UNITED KINGDOM: 14.64%
        2,971   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             31,918
        1,511   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                8,415
       11,109   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                51,722
        1,860   BG GROUP PLC (OIL & GAS EXTRACTION)                                                                   31,151
          642   BHP BILLITON PLC (COAL MINING)                                                                        14,407
        5,128   BP PLC (OIL & GAS EXTRACTION)                                                                         40,310
          303   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                        8,340
        1,562   BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                   SIMILAR MATERIALS)                                                                                 10,870
        1,398   CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                 11,914
        4,402   COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                           24,750
        1,178   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                  16,890
        6,616   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                           54,695
        1,169   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                          8,674
          648   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                         11,119
        7,519   MAN GROUP PLC (BUSINESS SERVICES)                                                                     34,327
          265   RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                 12,059
        2,262   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                    10,587
          250   RIO TINTO PLC (METAL MINING)                                                                           8,584
        1,014   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                  25,324
        1,791   SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                            12,434
          621   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                      11,647
        2,694   TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                   15,672
          516   TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                  7,959
        1,023   UNITED UTILITIES GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                         8,365
       12,597   VODAFONE GROUP PLC (COMMUNICATIONS)                                                                   24,289
          697   WOLSELEY PLC (WHOLESALE TRADE-DURABLE GOODS)                                                          13,279
          766   XSTRATA PLC (DIVERSIFIED MINING)                                                                       8,283
                                                                                                                     517,984
                                                                                                              --------------
USA: 3.04%
          331   AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                             17,371
          203   POSCO ADR (PRIMARY METAL INDUSTRIES)                                                                  16,782
          292   RANDGOLD RESOURCES LIMITED ADR (METAL MINING)                                                         18,738
          296   RENAISSANCERE HOLDINGS LIMITED (INSURANCE CARRIERS)                                                   13,776
        1,380   SINA CORPORATION (BUSINESS SERVICES)+                                                                 40,682
                                                                                                                     107,349
TOTAL COMMON STOCKS (COST $3,026,040)                                                                              3,374,671
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL CORE FUND

    SHARES      SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
PREFERRED STOCKS: 1.64%
          830   VOLKSWAGEN AG PREFERRED                                                                       $       57,938
TOTAL PREFERRED STOCKS (COST $49,976)                                                                                 57,938
                                                                                                              --------------
COLLATERAL FOR SECURITIES LENDING: 1.81%
COLLATERAL INVESTED IN BUSINESS TRUSTS: 1.81%
       63,001   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                             63,001
        1,248   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                                998
                                                                                                                      63,999
                                                                                                              --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $64,249)                                                                63,999
                                                                                                              --------------
SHORT-TERM INVESTMENTS: 2.30%                                                     YIELD
       81,419   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                        0.42%                              81,419
                                                                                                              --------------
TOTAL SHORT-TERM INVESTMENTS (COST $81,419)                                                                           81,419
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,221,684)*                                                   101.15%                                  $    3,578,027
OTHER ASSETS AND LIABILITIES, NET                                     (1.15)                                         (40,618)
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $    3,537,409
                                                                     ------                                   --------------

+    NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

++   SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $81,419.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $3,264,318 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

Gross unrealized appreciation                                         $  419,569
Gross unrealized depreciation                                          ($105,860)
                                                                      ----------
Net unrealized appreciation (depreciation)                            $  313,709

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND

  SHARES    SECURITY NAME                                                                                         VALUE
----------  -------------                                                                                     ------------
COMMON STOCKS: 96.77%
AUSTRALIA: 2.28%
   167,000  AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                          $    671,499
    86,901  AMP LIMITED (INSURANCE CARRIERS)                                                                       341,722
    25,450  ASX LIMITED (BUSINESS SERVICES)                                                                        758,578
   253,600  AWB LIMITED (AGRICULTURAL SERVICES)                                                                    241,135
   166,200  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                       338,828
   159,400  DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                   718,007
   739,500  GOODMAN FIELDER LIMITED (DURABLE GOODS - CONSUMER)                                                     777,637
   131,096  INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE CARRIERS)                                                 370,787
    43,000  NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                              777,534
    17,793  NEWCREST MINING LIMITED (METAL MINING)                                                                 437,441
   397,900  PERILYA LIMITED (METAL MINING)<<                                                                       113,823
   422,200  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                 683,821
     8,471  RIO TINTO LIMITED (METAL MINING)                                                                       356,306
    67,565  SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)                                                       364,775
    84,600  TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION SERVICES)                                             488,103
    15,873  WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)                                                      552,677
                                                                                                                 7,992,673
                                                                                                              ------------
AUSTRIA: 0.15%
    19,700  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                540,290
                                                                                                              ------------
BELGIUM: 1.31%
    69,353  ANHEUSER-BUSCH INBEV NV (FOOD & KINDRED PRODUCTS)                                                    2,504,308
     5,178  COMPAGNIE NATIONALE A PORTEFEUILLE (HOLDING & OTHER INVESTMENT OFFICES)                                249,882
    10,400  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                      78,843
    16,860  GROUPE BRUXELLES LAMBERT SA (INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES)                         1,232,280
    16,800  TESSENDERLO CHEMIE NV (CHEMICALS & ALLIED PRODUCTS)                                                    533,816
                                                                                                                 4,599,129
                                                                                                              ------------
BERMUDA: 0.14%
     7,771  PARTNERRE LIMITED (INSURANCE CARRIERS)                                                                 504,726
                                                                                                              ------------
BRAZIL: 1.20%
    51,600  COMPANHIA BRASILEIRA DE MEIOS DE PAGAMENTOS (NON-DEPOSITORY CREDIT INSTITUTIONS)+                      443,715
    56,561  PETROLEO BRASILEIRO SA ADR CLASS A (OIL COMPANIES)                                                   1,886,875
   103,781  REDECARD SA (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                     1,588,890
    14,500  USINAS SIDERURGICAS DE MINAS GERAIS SA (PRIMARY METAL INDUSTRIES)                                      310,424
                                                                                                                 4,229,904
                                                                                                              ------------
CANADA: 1.61%
     8,479  BARRICK GOLD CORPORATION (METAL MINING)                                                                284,470
    16,344  BROOKFIELD ASSET MANAGEMENT INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                          278,992
     9,897  CANADIAN NATURAL RESOURCES LIMITED (OIL & GAS EXTRACTION)                                              520,653
    83,228  CANADIAN PACIFIC RAILWAY LIMITED (RAILROAD TRANSPORTATION)                                           3,312,474
    10,345  ENCANA CORPORATION (OIL & GAS EXTRACTION)                                                              512,914
    21,654  GOLDCORP INCORPORATED (METAL MINING)                                                                   752,673
                                                                                                                 5,662,176
                                                                                                              ------------
CHINA: 1.58%
 2,843,400  CHINA CONSTRUCTION BANK CLASS H (FINANCIAL SERVICES)                                                 2,204,997
   648,000  CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                            2,382,952
   136,000  CHINA MERCHANTS BANK COMPANY LIMITED (DEPOSITORY INSTITUTIONS)<<                                       311,306

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND

  SHARES    SECURITY NAME                                                                                         VALUE
----------  -------------                                                                                     ------------
CHINA (continued)
    96,000  PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED (INSURANCE CARRIERS)                             $    649,699
                                                                                                                 5,548,954
                                                                                                              ------------
DENMARK: 0.96%
    10,613  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)+                                                               680,750
    60,239  DANSKE BANK AS (DEPOSITORY INSTITUTIONS)                                                             1,038,320
    46,300  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                          880,916
    10,154  NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                               341,913
     5,825  VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
               MEDICAL & OPTICAL)+                                                                                 417,525
                                                                                                                 3,359,424
                                                                                                              ------------
FINLAND: 0.56%
    17,800  ELCOTEQ NETWORK OYJ (COMMUNICATIONS)                                                                    21,725
    18,179  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)            266,247
    22,000  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                             439,796
    35,447  SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                         668,830
    43,100  TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               572,587
                                                                                                                 1,969,185
                                                                                                              ------------
FRANCE: 10.46%
    32,897  ACCOR SA (METAL MINING)<<                                                                            1,303,964
    17,216  ALSTOM (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                                    1,015,696
       910  ARKEMA (OIL & GAS EXTRACTION)                                                                           21,319
    30,137  AXA SA (INSURANCE CARRIERS)<<                                                                          566,102
    47,048  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                             3,052,579
    50,211  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                               1,887,764
     6,268  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                   598,416
    45,068  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)<<                                 1,506,328
    19,237  COMPAGNIE GENERALE DES ETABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)<<          1,095,799
    28,400  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                           353,630
   155,365  FRANCE TELECOM SA (COMMUNICATIONS)                                                                   3,522,155
    14,000  LAGARDERE SCA (COMMUNICATIONS)                                                                         464,879
    16,334  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                              1,246,538
     4,609  NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    413,842
    35,643  PERNOD-RICARD SA (FOOD & KINDRED PRODUCTS)<<                                                         2,243,594
    26,211  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                            688,341
     7,368  PPR SA (APPAREL & ACCESSORY STORES)                                                                    601,106
     8,685  PUBLICIS GROUPE (COMMUNICATIONS)<<                                                                     264,755
    14,600  RALLYE SA (GENERAL MERCHANDISE STORES)<<                                                               386,286
    15,260  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                  560,238
    35,800  SAFRAN SA (NATIONAL SECURITY & INTERNATIONAL AFFAIRS)                                                  472,090
    38,300  SANOFI-AVENTIS SA (CHEMICALS & ALLIED PRODUCTS)                                                      2,249,654
    50,500  SCOR SE (INSURANCE CARRIERS)                                                                         1,035,036
    14,994  SCORE SE (INSURANCE CARRIERS)                                                                          307,314
    48,460  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                           2,643,501
    10,381  TECHNIP SA (OIL & GAS EXTRACTION)                                                                      508,106
    39,188  TOTAL SA (OIL & GAS EXTRACTION)                                                                      2,115,447
     6,971  UNIBAIL (REAL ESTATE)<<                                                                              1,038,174
    76,970  VINCI SA (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                             3,453,678
    47,863  VIVENDI SA (COMMUNICATIONS)                                                                          1,143,815
                                                                                                                36,760,146
                                                                                                              ------------
GERMANY: 12.54%
    26,572  ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)                                                       1,010,200
    21,482  ALLIANZ SE (INSURANCE AGENTS, BROKERS & SERVICE)                                                     1,977,840
    47,649  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                1,893,714
    79,698  BAYER AG (CHEMICALS & ALLIED PRODUCTS)                                                               4,273,189

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND

  SHARES    SECURITY NAME                                                                                         VALUE
----------  -------------                                                                                     ------------
GERMANY (continued)
    26,014  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                      $    979,498
   152,731  DAIMLER AG (TRANSPORTATION EQUIPMENT)                                                                5,523,624
    18,604  DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                                                           1,127,337
    37,473  DEUTSCHE BOERSE AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                     2,906,033
    46,500  DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)                                                          582,530
   123,326  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                           1,606,389
    46,524  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                                                                   548,240
    82,216  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                          2,908,811
    29,026  FRAPORT AG (TRANSPORTATION SERVICES)                                                                 1,241,534
    47,291  FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)       2,553,527
    11,300  HANNOVER RUECKVERSICHERUNG AG (INSURANCE CARRIERS)                                                     417,867
    17,000  HEIDELBERGER DRUCKMASCHINEN AG (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                             94,679
    41,896  LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                         3,434,175
     5,307  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                        325,345
     7,022  METRO AG (FOOD STORES)                                                                                 335,127
    39,490  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                   5,328,820
    11,400  NORDDEUTSCHE AFFINERIE AG (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                                          330,087
     8,600  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                             676,703
    12,257  SAP AG (BUSINESS SERVICES)                                                                             492,976
    12,332  SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)                                                         850,471
    44,900  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                           1,114,264
    13,363  WACKER CHEMIE AG (CHEMICALS & ALLIED PRODUCTS)                                                       1,534,206
                                                                                                                44,067,186
                                                                                                              ------------
GREECE: 0.55%
    88,376  HELLENIC EXCHANGES SA HOLDING (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)            993,072
    61,907  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA (COMMUNICATIONS)                                           946,630
                                                                                                                 1,939,702
                                                                                                              ------------
HONG KONG: 2.31%
   281,555  BANK OF EAST ASIA LIMITED (DEPOSITORY INSTITUTIONS)                                                    859,191
   886,000  CHAODA MODERN AGRICULTURE LIMITED (AGRICULTURAL SERVICES)                                              520,164
   378,900  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY (HONG KONG) LIMITED
               (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                                                      1,092,692
    79,102  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                      792,036
   184,445  CHINA RESOURCES LAND (HONG KONG) LIMITED (REAL ESTATE)<<                                               408,870
   164,500  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                           340,035
    20,214  HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS SERVICES)                                             314,815
    17,000  HUTCHINSON WHAMPOA LIMITED (DIVERSIFIED OPERATIONS)                                                    111,103
   208,000  LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                                  558,242
   772,000  NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                         970,064
   479,232  NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                               866,941
   169,220  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                           722,728
   234,500  YUE YUEN INDUSTRIAL HOLDINGS LIMITED (APPAREL & ACCESSORY STORES)                                      552,509
                                                                                                                 8,109,390
                                                                                                              ------------
INDIA: 0.91%
    16,157  HOUSING DEVELOPMENT FINANCE CORPORATION (BUSINESS SERVICES)                                            790,818
    14,405  ICICI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           217,165
    74,643  ICICI BANK LIMITED ADR (DEPOSITORY INSTITUTIONS)                                                     2,201,969
                                                                                                                 3,209,952
                                                                                                              ------------
IRELAND: 0.60%
    36,500  ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                        88,071
   110,500  BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                              261,202
   254,000  CONNEMARA GREEN MARBLE QUARRIES PLC
               (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)(a)                                             0
   189,127  EXPERIAN GROUP LIMITED (BUSINESS SERVICES)                                                           1,413,404

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND

  SHARES    SECURITY NAME                                                                                         VALUE
----------  -------------                                                                                     ------------
IRELAND (continued)
    65,300  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                   $    332,166
                                                                                                                 2,094,843
                                                                                                              ------------
ISRAEL: 0.24%
    17,224  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR (BIOPHARMACEUTICALS)                                        849,832
                                                                                                              ------------
ITALY: 1.42%
   189,100  ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)<<                                                         920,524
    85,188  ENI SPA (OIL & GAS EXTRACTION)                                                                       2,013,688
   454,524  INTESA SANPAOLO SPA (DEPOSITORY INSTITUTIONS)                                                        1,463,368
    44,300  UNIONE DI BANCHE ITALIANE SCPA (DEPOSITORY INSTITUTIONS)<<                                             576,099
                                                                                                                 4,973,679
                                                                                                              ------------
JAPAN: 18.10%
    97,700  ADEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                        936,078
    34,300  ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                                          355,693
    58,600  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                                          319,354
    98,800  AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         614,327
   108,000  ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)        868,843
   107,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                  545,357
    27,800  ASTELLAS PHARMA INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                             986,931
    22,500  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                                          738,050
   161,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
               MOBILE HOME DEALERS)                                                                                641,761
    32,400  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                       110,315
   229,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                      639,446
    61,805  DENSO CORPORATION (TRANSPORTATION EQUIPMENT)                                                         1,591,077
    26,100  EIZO NANAO CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                 512,057
    10,700  FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                          861,909
   174,000  FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 706,223
    48,100  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                       652,584
    23,200  HITACHI SOFTWARE ENGINEERING COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
               COMPUTER EQUIPMENT)                                                                                 397,604
    53,300  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               1,471,718
     1,314  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                        4,119,250
    19,600  JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                                   661,234
   115,000  KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       820,107
   155,000  KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                             427,986
       393  KDDI CORPORATION (COMMUNICATIONS)                                                                    2,088,711
   105,000  KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            868,687
    50,000  MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
               OPERATIVE BUILDERS)                                                                                 511,756
   124,400  MARUBENI CORPORATION (BUSINESS SERVICES)                                                               552,688
    25,900  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                      717,839
    25,700  MIRACA HOLDINGS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                                             629,595
    97,600  MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                           1,811,479
   146,000  MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)               925,998
    72,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                      1,204,048
    70,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                      1,170,603
   128,700  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                  798,906
    92,100  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                             1,095,621
    72,000  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                         1,257,861
   190,000  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)<<                                                        445,736
    33,900  NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                   373,011
     1,400  NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                          387,004
    62,000  NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                         696,362

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND

  SHARES    SECURITY NAME                                                                                         VALUE
----------  -------------                                                                                     ------------
JAPAN (continued)
    70,000  NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                       $    318,991
   199,500  NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                           1,039,591
   128,500  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                          760,316
    35,700  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                            1,452,681
   109,100  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                          663,649
    25,000  NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                  762,963
   159,600  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)           1,348,569
       500  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                               732,859
    33,200  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                 480,760
    12,000  ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
               MATERIALS)                                                                                           77,480
    47,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                 607,412
    32,200  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                 758,748
   151,000  SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                                          597,197
   160,000  SANWA HOLDINGS CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
               DEALERS)                                                                                            573,000
     3,000  SEINO HOLDINGS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                             25,006
    33,000  SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                               639,549
    47,600  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                           504,979
    28,700  SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                              560,683
   235,800  SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                        518,914
   114,000  SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                                764,457
       191  SONY FINANCIAL HOLDINGS INCORPORATED (INSURANCE LIFE/HEALTH)                                           528,777
    49,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        246,691
   128,400  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   1,308,858
    28,300  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                               1,154,503
   120,318  SUZUKI MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                  2,710,231
    17,150  T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                         493,128
    33,000  TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                  1,288,005
    25,100  TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                           410,365
    21,100  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                          543,188
   151,000  TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                          540,769
   197,000  TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           715,732
   146,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                                 595,609
    72,300  TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            2,754,357
    17,500  UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                   1,338,818
    39,000  UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                             333,991
     1,781  YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                            568,493
    95,000  ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                         371,776
                                                                                                                63,604,904
                                                                                                              ------------
LUXEMBOURG: 0.30%
    23,672  ARCELORMITTAL (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
               OPTICAL)                                                                                            776,746
     5,148  RTL GROUP SA (COMMUNICATIONS)                                                                          256,234
                                                                                                                 1,032,980
                                                                                                              ------------
MEXICO: 0.17%
    35,873  GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                                 609,841
                                                                                                              ------------
NETHERLANDS: 3.81%
    60,500  AEGON NV (INSURANCE CARRIERS)                                                                          371,998
    16,713  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)<<                                                          735,266
   226,798  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)                                    4,902,932
    44,314  CSM (FOOD & KINDRED PRODUCTS)                                                                          653,989
    26,399  HEINEKEN HOLDING NV (FOOD & KINDRED PRODUCTS)                                                          838,451
    47,897  HEINEKEN NV (EATING & DRINKING PLACES)                                                               1,776,576

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND

  SHARES    SECURITY NAME                                                                                         VALUE
----------  -------------                                                                                     ------------
NETHERLANDS (continued)
    75,601  ING GROEP NV (FINANCIAL SERVICES)                                                                 $    760,645
    65,356  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                            898,424
    31,800  KONINKLIJKE DSM NV (CHEMICALS & ALLIED PRODUCTS)                                                       996,162
    29,655  RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                        820,179
    25,783  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                  620,857
                                                                                                                13,375,479
                                                                                                              ------------
NORWAY: 0.53%
    74,400  CERMAQ ASA (FOOD & KINDRED PRODUCTS)                                                                   592,988
    80,700  DNB NOR ASA (DEPOSITORY INSTITUTIONS)                                                                  614,962
    46,800  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                 240,181
    21,600  STATOILHYDRO ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                             425,272
                                                                                                                 1,873,403
                                                                                                              ------------
PORTUGAL: 0.38%
    64,800  BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)<<                                                    349,076
    99,400  PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                                                              972,065
                                                                                                                 1,321,141
                                                                                                              ------------
RUSSIA: 0.92%
   159,195  GAZPROM ADR (OIL & GAS EXTRACTION)                                                                   3,228,475
                                                                                                              ------------
SINGAPORE: 1.06%
    80,000  DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                                   651,754
 3,631,680  GOLDEN AGRI-RESOURCES LIMITED (AGRICULTURAL SERVICES)<<                                                952,802
   389,790  MOBILONE LIMITED (COMMUNICATIONS)                                                                      411,750
   189,400  OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                  873,510
    92,333  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                   847,852
                                                                                                                 3,737,668
                                                                                                              ------------
SOUTH KOREA: 0.27%
       403  LOTTE CONFECTIONERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                          316,339
     1,358  SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
               EXCEPT COMPUTER EQUIPMENT)                                                                          631,058
                                                                                                                   947,397
                                                                                                              ------------
SPAIN: 4.51%
   103,200  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                         1,294,289
   288,431  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                         3,463,616
    15,221  BOLSAS Y MERCADOS ESPANOLES SA (BUSINESS SERVICES)                                                     450,119
   144,311  CRITERIA CAIXACORP SA (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                    666,054
    40,468  GRIFOLS SA (HEALTH SERVICES)                                                                           714,746
    60,767  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                           2,912,908
    80,400  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                 1,797,870
   200,768  TELEFONICA SA (COMMUNICATIONS)                                                                       4,540,185
                                                                                                                15,839,787
                                                                                                              ------------
SWEDEN: 1.45%
    76,433  ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<                      765,355
    25,300  ELECTROLUX AB CLASS B (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                                                                          353,363
     8,459  HENNES & MAURITZ AB CLASS B (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
               MATERIALS)<<                                                                                        422,147
   181,959  NORDEA BANK AB (DEPOSITORY INSTITUTIONS)                                                             1,441,115
    59,800  SAAB AB (TRANSPORTATION EQUIPMENT)<<                                                                   457,338

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND

  SHARES    SECURITY NAME                                                                                         VALUE
----------  -------------                                                                                     ------------
SWEDEN (continued)
    81,925  SKANDINAVISKA ENSKILDA BANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                $    359,998
    51,681  SKF AB CLASS B (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                636,412
    34,800  SVENSKA HANDELSBANKEN AB CLASS A (DEPOSITORY INSTITUTIONS)                                             657,463
                                                                                                                 5,093,191
                                                                                                              ------------
SWITZERLAND: 8.15%
    75,281  ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                                     1,183,378
    11,135  ACTELION LIMITED (CHEMICALS & ALLIED PRODUCTS)+                                                        582,601
    15,800  ADECCO SA (BUSINESS SERVICES)                                                                          658,146
    13,300  BALOISE HOLDING AG (INSURANCE AGENTS, BROKERS & SERVICE)                                               987,203
   111,100  CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)                                                              701,437
    30,063  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                             1,372,349
     1,700  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+                                                           290,543
    40,445  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      2,296,679
     8,690  LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                                                           862,962
   163,912  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                  6,173,006
    55,428  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                            2,246,605
    11,038  PARGESA HOLDING SA (HOLDING & OTHER INVESTMENT OFFICES)                                                688,764
     2,200  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                        368,506
     4,751  ROCHE HOLDINGS AG BEARER SHARES (MEDICAL PRODUCTS)                                                     675,560
    23,739  ROCHE HOLDINGS AG GENUSSCHEIN (MEDICAL PRODUCTS)                                                     3,226,957
       551  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA (BUSINESS SERVICES)                                    682,570
     3,556  SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)                                                   570,439
    19,900  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                 658,236
     3,400  SWISSCOM AG (COMMUNICATIONS)                                                                         1,043,578
     2,900  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                         524,191
     3,587  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                               351,586
    14,124  ZURICH FINANCIAL SERVICES AG (INSURANCE CARRIERS)                                                    2,487,997
                                                                                                                28,633,293
                                                                                                              ------------
TAIWAN: 0.40%
   150,664  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                1,417,748
                                                                                                              ------------
UNITED KINGDOM: 15.64%
    95,058  AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            1,021,221
    64,300  AMLIN PLC (INSURANCE CARRIERS)                                                                         319,739
    52,800  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                        2,319,767
    93,600  AVIVA PLC (INSURANCE CARRIERS)                                                                         525,877
    48,532  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                270,274
   548,365  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                               2,553,137
    60,554  BG GROUP PLC (OIL & GAS EXTRACTION)                                                                  1,014,165
    21,226  BHP BILLITON PLC (COAL MINING)                                                                         476,322
   507,971  BP PLC (OIL & GAS EXTRACTION)                                                                        3,993,034
   129,100  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)(a)                                          42,479
   172,700  BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                       536,287
     9,721  BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)                                                        267,562
   667,300  BT GROUP PLC (COMMUNICATIONS)                                                                        1,114,308
    50,154  BURBERRY GROUP PLC (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)           349,031
   281,762  CADBURY PLC (FOOD & KINDRED PRODUCTS)                                                                2,401,209
   243,300  CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                       892,616
   141,470  COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)                                                            795,410
    37,837  DIAGEO PLC (FOOD & KINDRED PRODUCTS)                                                                   542,503
    80,237  DRAX GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                                     579,505
   253,300  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                 277,124
   283,000  GKN PLC (TRANSPORTATION EQUIPMENT)                                                                     577,333
    48,200  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                      847,304
    96,300  GREENE KING PLC (FOOD & KINDRED PRODUCTS)                                                              612,738
   322,002  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                          2,662,028
    38,642  ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)                                                          286,717

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND

  SHARES    SECURITY NAME                                                                                         VALUE
----------  -------------                                                                                     ------------
UNITED KINGDOM (continued)
   157,000  IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  $    805,238
    42,949  IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)                                                        1,115,008
    20,834  INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                          357,499
   490,692  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                   1,435,353
   539,197  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                         620,339
   314,200  LOGICACMG PLC (BUSINESS SERVICES)                                                                      408,368
   239,045  MAN GROUP PLC (BUSINESS SERVICES)                                                                    1,091,341
   270,900  MARSTON'S PLC (EATING & DRINKING PLACES)                                                               529,250
   311,082  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                                                               2,802,057
   348,700  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                           298,314
   607,200  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                    808,461
     8,515  RECKITT BENCKISER GROUP (CHEMICALS & ALLIED PRODUCTS)                                                  387,485
    74,112  REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                     346,888
     8,054  RIO TINTO PLC (METAL MINING)                                                                           276,396
   162,400  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                          321,150
    95,940  ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY INSTITUTIONS)                                              60,989
    32,570  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                   813,406
   134,000  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                 3,364,165
    57,545  SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             399,519
   175,004  SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)                                                     1,294,183
    69,000  SPECTRIS PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         626,055
    20,546  STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)                                                       385,345
   137,900  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                              722,589
   417,249  TESCO PLC (FOOD & KINDRED PRODUCTS)                                                                  2,427,311
   162,200  THOMAS COOK GROUP PLC (TRANSPORTATION SERVICES)                                                        548,379
   352,400  TOMKINS PLC (BUSINESS SERVICES)                                                                        858,056
    16,871  TULLOW OIL PLC (OIL & GAS EXTRACTION)                                                                  260,214
    12,958  UNILEVER PLC (FOOD & KINDRED PRODUCTS)                                                                 303,575
    32,853  UNITED UTILITIES GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)                                         268,627
 1,159,886  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                  2,236,459
    99,900  WH SMITH PUBLIC LIMITED CORPORATION (COMMUNICATIONS)                                                   687,416
   545,202  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                          2,121,322
    23,058  WOLSELEY PLC (WHOLESALE TRADE-DURABLE GOODS)                                                           439,287
    24,902  XSTRATA PLC (DIVERSIFIED MINING)                                                                       269,287
                                                                                                                54,967,021
                                                                                                              ------------
USA: 2.26%
     8,655  AGNICO-EAGLE MINES LIMITED (METAL MINING)                                                              454,214
    39,621  COVIDIEN PUBLIC LIMITED COMPANY (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                  1,483,410
    44,411  PHILIP MORRIS INTERNATIONAL (TOBACCO PRODUCTS)                                                       1,937,208
     6,536  POSCO ADR (PRIMARY METAL INDUSTRIES)                                                                   540,331
     5,290  RANDGOLD RESOURCES LIMITED ADR (METAL MINING)                                                          339,459
     9,655  RENAISSANCERE HOLDINGS LIMITED (INSURANCE CARRIERS)                                                    449,344
    26,076  SCHLUMBERGER LIMITED (OIL & GAS EXTRACTION)                                                          1,410,972
    44,354  SINA CORPORATION (BUSINESS SERVICES)+                                                                1,307,556
                                                                                                                 7,922,494
                                                                                                              ------------
TOTAL COMMON STOCKS (COST $384,106,065)                                                                        340,016,013
                                                                                                              ------------

                                                                             STRIKE PRICE   EXPIRATION DATE
                                                                             ------------   ---------------
RIGHTS: 0.02%
   617,386  GOLDEN AGRI RIGHTS+(a)                                               $0.13         07/16/2009           85,251
TOTAL RIGHTS (COST $0)                                                                                              85,251
                                                                                                              ------------
WARRANTS: 0.00%
    44,300  UNIONE DI BANCHE ITALIANE SCPA WARRANTS+<<                                                               3,418
TOTAL WARRANTS (COST $0)                                                                                             3,418
                                                                                                              ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL EQUITY FUND

  SHARES    SECURITY NAME                                                                                         VALUE
----------  -------------                                                                                     ------------
PREFERRED STOCKS: 0.56%
    28,174  VOLKSWAGEN AG PREFERRED                                                                           $  1,966,720
TOTAL PREFERRED STOCKS (COST $1,904,613)                                                                         1,966,720
                                                                                                              ------------
COLLATERAL FOR SECURITIES LENDING: 2.65%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 2.65%
 9,170,132  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES A                                            9,170,132
   198,242  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND SERIES B                                              158,593
                                                                                                                 9,328,725
                                                                                                              ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,368,374)                                                        9,328,725
                                                                                                              ------------
SHORT-TERM INVESTMENTS: 1.90%                                                    YIELD
 6,658,453  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                          0.42%                          6,658,453
                                                                                                              ------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,658,453)                                                                   6,658,453
                                                                                                              ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $402,037,505)*                                                101.90%                                   $358,058,580

OTHER ASSETS AND LIABILITIES, NET                                    (1.90)                                     (6,690,302)
                                                                    ------                                    ------------
TOTAL NET ASSETS                                                    100.00%                                   $351,368,278
                                                                    ------                                    ------------

+    NON-INCOME EARNING SECURITIES.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,658,453.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $406,836,753 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                 $19,634,071
GROSS UNREALIZED DEPRECIATION                ($68,412,244)
                                             ------------
NET UNREALIZED APPRECIATION (DEPRECIATION)   ($48,778,173)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT

1. SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

2. FAIR VALUATION MEASUREMENTS

In accordance with Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Funds' investments in securities:


                                                SIGNIFICANT
                                                   OTHER      SIGNIFICANT
                                                 OBSERVABLE   UNOBSERVABLE    TOTAL FAIR
                                QUOTED PRICES     INPUTS         INPUTS       VALUE AS OF
INVESTMENTS IN SECURITIES*        (LEVEL 1)      (LEVEL 2)      (LEVEL 3)     6/30/2009
--------------------------      -------------   -----------   ------------   ------------
ASIA PACIFIC FUND
   EQUITY SECURITIES
      COMMON STOCKS              $269,329,899    $1,355,432     $      0     $270,685,331
      PREFERRED STOCKS              2,946,367             0            0        2,946,367
   SHORT-TERM INVESTMENTS          17,085,837             0            0       17,085,837
                                 ------------    ----------     --------     ------------
                                 $289,362,103    $1,355,432     $      0     $290,717,535
                                 ------------    ----------     --------     ------------
EMERGING MARKETS FOCUS FUND
   EQUITY SECURITIES
      COMMON STOCKS              $114,859,873    $        0     $      0     $114,859,873
      PREFERRED STOCKS              4,388,099             0            0        4,388,099
   CORPORATE DEBT SECURITIES                0     4,574,665      129,774        4,704,439
   DEBT SECURITIES ISSUED BY
      STATES IN THE U.S. AND ITS
      POLITICAL SUBDIVISIONS                0       358,783            0          358,783
   SHORT-TERM INVESTMENTS          11,117,037       733,074            0       11,850,111
                                 ------------    ----------     --------     ------------
                                 $130,365,009    $5,666,522     $129,774     $136,161,305
                                 ------------    ----------     --------     ------------
INTERNATIONAL CORE FUND
   EQUITY SECURITIES
      COMMON STOCKS              $  3,374,671    $        0     $      0     $  3,374,671
      PREFERRED STOCKS                 57,938             0            0           57,938
   SHORT-TERM INVESTMENTS             145,418             0            0          145,418
                                 ------------    ----------     --------     ------------
                                 $  3,578,027    $        0     $      0     $  3,578,027
                                 ------------    ----------     --------     ------------
INTERNATIONAL EQUITY FUND
   EQUITY SECURITIES
      COMMON STOCKS              $337,620,992    $2,352,542     $ 42,479     $340,016,013
      PREFERRED STOCKS              1,966,720             0            0        1,966,720
      WARRANTS                          3,418             0            0            3,418
      RIGHTS                                0             0       85,251           85,251
   SHORT-TERM INVESTMENTS          15,987,178             0            0       15,987,178
                                 ------------    ----------     --------     ------------
                                 $355,578,308    $2,352,542     $127,730     $358,058,580
                                 ------------    ----------     --------     ------------

* Further details on the major security types listed above can be found in the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                        EMERGING
                                                      ASIA PACIFIC   MARKETS EQUITY   INTERNATIONAL   INTERNATIONAL
                                                          FUND            FUND          CORE FUND      EQUITY FUND
                                                      ------------   --------------   -------------   -------------
BALANCE AS OF 09/30/2008                                   $0          $1,055,724          $0           $      0
Corporate debt securities:
   Accrued discounts (premiums)                             0                   0           0                  0
   Realized gain (loss)                                     0             (92,920)          0                  0
   Change in unrealized appreciation (depreciation)         0             (26,777)          0                  0
   Net purchases (sales)                                    0            (367,446)          0                  0
   Transfer in (out) of Level 3                             0            (438,807)          0                  0
Equity securities
   Common stocks:
   Accrued discounts (premiums)                             0                   0           0                  0
   Realized gain (loss)                                     0                   0           0                  0
   Change in unrealized appreciation (depreciation)         0                   0           0             (3,260)
   Net purchases (sales)                                    0                   0           0                  0
   Transfer in (out) of Level 3                             0                   0           0             45,739
   Rights:
   Accrued discounts (premiums)                             0                   0           0                  0
   Realized gain (loss)                                     0                   0           0                  0
   Change in unrealized appreciation (depreciation)         0                   0           0                  0
   Net purchases (sales)                                    0                   0           0             85,251
   Transfer in (out) of Level 3                             0                   0           0                  0
BALANCE AS OF 06/30/2009                                   $0          $  129,774          $0           $127,730

                                                                       EMERGING
                                                      ASIA PACIFIC   MARKETS EQUITY   INTERNATIONAL   INTERNATIONAL
                                                          FUND            FUND          CORE FUND       EQUITY FUND
                                                      ------------   --------------   -------------   -------------
Change in unrealized appreciation (depreciation)
relating to securities held at the end of reporting
   period                                                  $0           $(26,777)           $0           $(3,260)

OTHER

For more information regarding the Funds and their holdings, please see the most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

AGGRESSIVE ALLOCATION FUND

  FACE/SHARE
    AMOUNT      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 97.90%
          N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                           $    9,689,734
          N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                 5,832,179
          N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                    1,358,188
          N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                      9,674,168
          N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                       9,734,740
          N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                             29,106,321
          N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                           2,925,466
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                 4,373,156
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                               4,375,338
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                4,374,596
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                4,385,519
          N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                             2,902,610
          N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                              20,383,316
          N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                              20,347,893
          N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                    3,883,336
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                               2,533,491
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                  385,786
          N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                          3,510,116
          N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                  5,807,549
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $168,684,664)                                            145,583,502
                                                                                                              --------------

  PRINCIPAL                                                                   INTEREST RATE   MATURITY DATE
-------------                                                                 -------------   -------------
SHORT-TERM INVESTMENTS: 1.96%
US TREASURY BILLS: 1.96%
       40,000   US TREASURY BILL###                                                0.19%        11/05/2009            39,970
       10,000   US TREASURY BILL###                                                0.27         11/05/2009             9,993
    1,100,000   US TREASURY BILL###                                                0.30         11/05/2009         1,099,177
    1,760,000   US TREASURY BILL###                                                0.39         08/06/2009         1,759,620
        5,000   US TREASURY BILL###                                                0.44         08/06/2009             4,999
                                                                                                                   2,913,759
                                                                                                              --------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,913,112)                                                                     2,913,759
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $171,597,776)                                                   99.86%                                  $  148,497,261
OTHER ASSETS AND LIABILITIES, NET                                      0.14                                          208,371
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $  148,705,632
                                                                     ------                                   --------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

  PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------                                                 -------------   -------------   --------------
AGENCY SECURITIES: 0.05%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.00%
$         945   FHLMC #170151                                                     10.50%        01/01/2016    $        1,060
                                                                                                              --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 0.05%
      323,735   FNMA #735613                                                       6.00         02/01/2035           341,547
                                                                                                              --------------
TOTAL AGENCY SECURITIES (COST $330,211)                                                                              342,607
ASSET BACKED SECURITIES: 0.08%
      536,308  COMMUNITY PROGRAM LOAN TRUST SERIES 1987-A CLASS A4                 4.50         10/01/2018           536,127
TOTAL ASSET BACKED SECURITIES (COST $536,308)                                                                        536,127
                                                                                                              --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.14%
      278,812   BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS
                   6A1                                                             5.50         11/25/2020           241,608
       34,078   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                   CLASS AA+/-                                                     0.80         12/25/2034            24,901
      300,000   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
                   CLASS 2A2+/-                                                    0.45         05/15/2036            76,788
      133,194   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
                   2A1+/-                                                          5.42         07/25/2043           128,066
      144,123   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
                   2A1+/-                                                          5.37         10/25/2043           138,043
      220,740   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                         9.50         11/25/2031           238,814
       22,412   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                0.95         12/25/2034            16,963
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,162,072)                                                          865,183

    SHARES
-------------
COMMON STOCKS: 56.73%
AMUSEMENT & RECREATION SERVICES: 0.03%
       13,331   INTERNATIONAL GAME TECHNOLOGY                                                                        211,963
APPAREL & ACCESSORY STORES: 0.21%
        3,953   ABERCROMBIE & FITCH COMPANY CLASS A<<                                                                100,367
       20,692   GAP INCORPORATED                                                                                     339,349
       13,740   KOHL'S CORPORATION+                                                                                  587,385
       12,153   LIMITED BRANDS INCORPORATED                                                                          145,471
        7,203   NORDSTROM INCORPORATED<<                                                                             143,268
                                                                                                                   1,315,840
                                                                                                              --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.06%
        2,543   POLO RALPH LAUREN CORPORATION                                                                        136,152
        3,981   VF CORPORATION                                                                                       220,348
                                                                                                                     356,500
                                                                                                              --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.09%
        4,860   AUTONATION INCORPORATED+<<                                                                            84,321
        1,624   AUTOZONE INCORPORATED+<<                                                                             245,403
        6,103   O'REILLY AUTOMOTIVE INCORPORATED+                                                                    232,402
                                                                                                                     562,126
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

   SHARES       SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
        2,514   RYDER SYSTEM INCORPORATED<<                                                                   $       70,191
                                                                                                              --------------
BIOPHARMACEUTICALS: 0.59%
       20,710   CELGENE CORPORATION+                                                                                 990,766
        3,321   CEPHALON INCORPORATED+<<                                                                             188,135
       12,137   GENZYME CORPORATION+                                                                                 675,667
       40,782   GILEAD SCIENCES INCORPORATED+                                                                      1,910,229
                                                                                                                   3,764,797
                                                                                                              --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.06%
        5,600   CENTEX CORPORATION<<                                                                                  47,376
       12,405   D.R. HORTON INCORPORATED                                                                             116,111
        3,328   KB HOME                                                                                               45,527
        6,352   LENNAR CORPORATION CLASS A<<                                                                          61,551
        9,656   PULTE HOMES INCORPORATED<<                                                                            85,262
                                                                                                                     355,827
                                                                                                              --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.55%
        5,814   FASTENAL COMPANY<<                                                                                   192,850
       76,321   HOME DEPOT INCORPORATED                                                                            1,803,465
       66,434   LOWE'S COMPANIES INCORPORATED                                                                      1,289,484
        4,425   SHERWIN-WILLIAMS COMPANY<<                                                                           237,844
                                                                                                                   3,523,643
                                                                                                              --------------
BUSINESS SERVICES: 4.25%
       23,564   ADOBE SYSTEMS INCORPORATED+<<                                                                        666,861
        4,391   AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                   195,048
        7,775   AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                  149,125
       10,276   AUTODESK INCORPORATED+                                                                               195,038
       22,570   AUTOMATIC DATA PROCESSING INCORPORATED                                                               799,881
        8,320   BMC SOFTWARE INCORPORATED+                                                                           281,133
       17,741   CA INCORPORATED                                                                                      309,226
        8,142   CITRIX SYSTEMS INCORPORATED+                                                                         259,648
       13,143   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                  350,918
        6,816   COMPUTER SCIENCES CORPORATION+                                                                       301,949
       10,887   COMPUWARE CORPORATION+                                                                                74,685
        5,519   CONVERGYS CORPORATION+                                                                                51,216
       48,626   EBAY INCORPORATED+                                                                                   832,963
       14,530   ELECTRONIC ARTS INCORPORATED+                                                                        315,592
        5,679   EQUIFAX INCORPORATED                                                                                 148,222
        8,605   FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED<<                                                171,756
        7,000   FISERV INCORPORATED+                                                                                 319,900
       10,803   GOOGLE INCORPORATED CLASS A+                                                                       4,554,437
        8,178   IMS HEALTH INCORPORATED                                                                              103,861
       21,524   INTERPUBLIC GROUP OF COMPANIES INCORPORATED+                                                         108,696
       14,535   INTUIT INCORPORATED+                                                                                 409,306
        8,103   IRON MOUNTAIN INCORPORATED+<<                                                                        232,961
       23,538   JUNIPER NETWORKS INCORPORATED+<<                                                                     555,497
        3,259   MASTERCARD INCORPORATED CLASS A                                                                      545,263
        6,990   MCAFEE INCORPORATED+                                                                                 294,908
      344,370   MICROSOFT CORPORATION                                                                              8,185,675
        5,671   MONSTER WORLDWIDE INCORPORATED+<<                                                                     66,975
       15,531   NOVELL INCORPORATED+                                                                                  70,355
       13,986   OMNICOM GROUP INCORPORATED                                                                           441,678
      170,408   ORACLE CORPORATION                                                                                 3,650,139
        6,875   ROBERT HALF INTERNATIONAL INCORPORATED                                                               162,388
        4,778   SALESFORCE.COM INCORPORATED+<<                                                                       182,376

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

   SHARES       SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
BUSINESS SERVICES (continued)
       33,576   SUN MICROSYSTEMS INCORPORATED+                                                                $      309,571
       36,797   SYMANTEC CORPORATION+<<                                                                              572,561
        8,870   TOTAL SYSTEM SERVICES INCORPORATED                                                                   118,769
        8,676   VERISIGN INCORPORATED+<<                                                                             160,332
       62,761   YAHOO! INCORPORATED+<<                                                                               982,837
                                                                                                                  27,131,746
                                                                                                              --------------
CASINO & GAMING: 0.02%
        3,045   WYNN RESORTS LIMITED+<<                                                                              107,489
                                                                                                              --------------
CHEMICALS & ALLIED PRODUCTS: 6.74%
       69,535   ABBOTT LABORATORIES                                                                                3,270,926
        9,440   AIR PRODUCTS & CHEMICALS INCORPORATED                                                                609,730
       45,550   AMGEN INCORPORATED+                                                                                2,411,417
        5,072   AVERY DENNISON CORPORATION                                                                           130,249
       19,208   AVON PRODUCTS INCORPORATED                                                                           495,182
       12,983   BIOGEN IDEC INCORPORATED+                                                                            586,182
       89,127   BRISTOL-MYERS SQUIBB COMPANY                                                                       1,810,169
        2,177   CF INDUSTRIES HOLDINGS INCORPORATED                                                                  161,403
        6,256   CLOROX COMPANY                                                                                       349,272
       22,477   COLGATE-PALMOLIVE COMPANY                                                                          1,590,023
       48,409   DOW CHEMICAL COMPANY                                                                                 781,321
       40,655   E.I. DU PONT DE NEMOURS & COMPANY                                                                  1,041,581
        3,268   EASTMAN CHEMICAL COMPANY                                                                             123,857
        7,554   ECOLAB INCORPORATED                                                                                  294,530
       45,494   ELI LILLY & COMPANY                                                                                1,575,912
        5,221   ESTEE LAUDER COMPANIES INCORPORATED CLASS A<<                                                        170,570
       13,570   FOREST LABORATORIES INCORPORATED+                                                                    340,743
        7,220   HOSPIRA INCORPORATED+                                                                                278,114
        3,540   INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                      115,829
      123,982   JOHNSON & JOHNSON                                                                                  7,042,178
       11,156   KING PHARMACEUTICALS INCORPORATED+                                                                   107,432
        7,859   LIFE TECHNOLOGIES CORPORATION+                                                                       327,892
       24,555   MONSANTO COMPANY                                                                                   1,825,419
       13,724   MYLAN LABORATORIES INCORPORATED+<<                                                                   179,098
      303,615   PFIZER INCORPORATED<<                                                                              4,554,225
        7,401   PPG INDUSTRIES INCORPORATED                                                                          324,904
       13,834   PRAXAIR INCORPORATED                                                                                 983,182
      131,142   PROCTER & GAMBLE COMPANY                                                                           6,701,356
       73,264   SCHERING-PLOUGH CORPORATION                                                                        1,840,392
        5,493   SIGMA-ALDRICH CORPORATION                                                                            272,233
       60,001   WYETH                                                                                              2,723,445
                                                                                                                  43,018,766
                                                                                                              --------------
COAL MINING: 0.11%
        8,127   CONSOL ENERGY INCORPORATED                                                                           275,993
        3,846   MASSEY ENERGY COMPANY                                                                                 75,151
       12,029   PEABODY ENERGY CORPORATION                                                                           362,795
                                                                                                                     713,939
                                                                                                              --------------
COMMUNICATIONS: 2.47%
       17,893   AMERICAN TOWER CORPORATION CLASS A+                                                                  564,166
      265,462   AT&T INCORPORATED                                                                                  6,594,076
        4,543   CENTURYTEL INCORPORATED<<                                                                            139,470
      129,733   COMCAST CORPORATION CLASS A                                                                        1,879,831

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

   SHARES       SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
COMMUNICATIONS (continued)
       23,583   DIRECTV GROUP INCORPORATED<<                                                                  $      582,736
        6,415   EMBARQ CORPORATION                                                                                   269,815
       11,397   METROPCS COMMUNICATIONS INCORPORATED+                                                                151,694
       66,561   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<                                                    276,228
        4,070   SCRIPPS NETWORKS INTERACTIVE INCORPORATED                                                            113,268
      129,189   SPRINT NEXTEL CORPORATION+<<                                                                         621,399
       15,852   TIME WARNER CABLE INCORPORATED+                                                                      502,033
      127,807   VERIZON COMMUNICATIONS INCORPORATED                                                                3,927,509
       19,651   WINDSTREAM CORPORATION                                                                               164,286
                                                                                                                  15,786,511
                                                                                                              --------------
DEPOSITORY INSTITUTIONS: 3.96%
      363,880   BANK OF AMERICA CORPORATION                                                                        4,803,216
       53,787   BANK OF NEW YORK MELLON CORPORATION                                                                1,576,497
       29,105   BB&T CORPORATION                                                                                     639,728
      248,040   CITIGROUP INCORPORATED<<                                                                             736,679
        6,799   COMERICA INCORPORATED                                                                                143,799
       33,065   FIFTH THIRD BANCORP                                                                                  234,762
        9,671   FIRST HORIZON NATIONAL CORPORATION<<                                                                 116,052
       23,463   HUDSON CITY BANCORP INCORPORATED                                                                     311,823
       24,458   HUNTINGTON BANCSHARES INCORPORATED<<                                                                 102,234
      175,527   JPMORGAN CHASE & COMPANY                                                                           5,987,226
       31,851   KEYCORP<<                                                                                            166,899
        3,680   M&T BANK CORPORATION<<                                                                               187,422
       15,852   MARSHALL & ILSLEY CORPORATION                                                                         76,090
       10,841   NORTHERN TRUST CORPORATION                                                                           581,945
       20,709   PNC FINANCIAL SERVICES GROUP                                                                         803,716
       51,968   REGIONS FINANCIAL CORPORATION<<                                                                      209,951
       22,215   STATE STREET CORPORATION                                                                           1,048,548
       20,908   SUNTRUST BANKS INCORPORATED<<                                                                        343,937
       85,387   US BANCORP                                                                                         1,530,135
      209,490   WELLS FARGO & COMPANY(l)                                                                           5,082,227
       31,553   WESTERN UNION COMPANY                                                                                517,469
        5,187   ZIONS BANCORPORATION<<                                                                                59,962
                                                                                                                  25,260,317
                                                                                                              --------------
E-COMMERCE/SERVICES: 0.19%
       14,498   AMAZON.COM INCORPORATED+<<                                                                         1,212,903
                                                                                                              --------------
EATING & DRINKING PLACES: 0.59%
        6,169   DARDEN RESTAURANTS INCORPORATED                                                                      203,454
       49,638   MCDONALD'S CORPORATION                                                                             2,853,689
       20,768   YUM! BRANDS INCORPORATED                                                                             692,405
                                                                                                                   3,749,548
                                                                                                              --------------
EDUCATIONAL SERVICES: 0.08%
        4,848   APOLLO GROUP INCORPORATED CLASS A+                                                                   344,790
        2,771   DEVRY INCORPORATED                                                                                   138,661
                                                                                                                     483,451
                                                                                                              --------------
ELECTRIC, GAS & SANITARY SERVICES: 2.61%
       29,995   AES CORPORATION+                                                                                     348,242
        7,621   ALLEGHENY ENERGY INCORPORATED                                                                        195,479
        9,608   AMEREN CORPORATION                                                                                   239,143
       21,451   AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                         619,719
       15,713   CENTERPOINT ENERGY INCORPORATED                                                                      174,100
       10,205   CMS ENERGY CORPORATION<<                                                                             123,276
       12,346   CONSOLIDATED EDISON INCORPORATED<<                                                                   461,987

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

   SHARES       SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
        8,962   CONSTELLATION ENERGY GROUP INCORPORATED                                                       $      238,210
       26,544   DOMINION RESOURCES INCORPORATED                                                                      887,100
        7,373   DTE ENERGY COMPANY<<                                                                                 235,936
       57,912   DUKE ENERGY CORPORATION                                                                              844,936
       22,790   DYNEGY INCORPORATED CLASS A+                                                                          51,733
       14,659   EDISON INTERNATIONAL                                                                                 461,172
       31,540   EL PASO CORPORATION<<                                                                                291,114
        8,823   ENTERGY CORPORATION<<                                                                                683,959
       29,639   EXELON CORPORATION                                                                                 1,517,813
       13,715   FIRSTENERGY CORPORATION                                                                              531,456
       18,483   FPL GROUP INCORPORATED                                                                             1,050,943
       14,054   FRONTIER COMMUNICATIONS CORPORATION<<                                                                100,346
        3,438   INTEGRYS ENERGY GROUP INCORPORATED                                                                   103,106
        2,034   NICOR INCORPORATED                                                                                    70,417
       12,354   NISOURCE INCORPORATED                                                                                144,048
        7,879   NORTHEAST UTILITIES                                                                                  175,780
        9,898   PEPCO HOLDINGS INCORPORATED                                                                          133,029
       16,574   PG&E CORPORATION                                                                                     637,105
        4,548   PINNACLE WEST CAPITAL CORPORATION                                                                    137,122
       16,919   PPL CORPORATION                                                                                      557,650
       12,554   PROGRESS ENERGY INCORPORATED                                                                         474,918
       22,766   PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                         742,855
        7,831   QUESTAR CORPORATION                                                                                  243,622
       14,487   REPUBLIC SERVICES INCORPORATED                                                                       353,628
        5,481   SCANA CORPORATION                                                                                    177,968
       10,991   SEMPRA ENERGY<<                                                                                      545,483
       29,019   SPECTRA ENERGY CORPORATION<<                                                                         491,001
        3,820   STERICYCLE INCORPORATED+                                                                             196,845
        9,578   TECO ENERGY INCORPORATED                                                                             114,266
       35,204   THE SOUTHERN COMPANY                                                                               1,096,957
       22,136   WASTE MANAGEMENT INCORPORATED                                                                        623,350
        5,260   WISCONSIN ENERGY CORPORATION                                                                         214,135
       20,501   XCEL ENERGY INCORPORATED                                                                             377,423
                                                                                                                  16,667,372
                                                                                                              --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 3.44%
       25,220   ADVANCED MICRO DEVICES INCORPORATED+<<                                                                97,601
       13,202   ALTERA CORPORATION                                                                                   214,929
        7,706   AMPHENOL CORPORATION CLASS A                                                                         243,818
       13,104   ANALOG DEVICES INCORPORATED                                                                          324,717
       19,231   BROADCOM CORPORATION CLASS A+                                                                        476,736
        4,101   CIENA CORPORATION+<<                                                                                  42,445
      259,517   CISCO SYSTEMS INCORPORATED+                                                                        4,837,397
        7,490   COOPER INDUSTRIES LIMITED CLASS A                                                                    232,565
       33,810   EMERSON ELECTRIC COMPANY                                                                           1,095,444
      476,462   GENERAL ELECTRIC COMPANY                                                                           5,584,135
        3,119   HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                          58,637
        5,956   HARRIS CORPORATION                                                                                   168,912
        9,618   JABIL CIRCUIT INCORPORATED                                                                            71,366
        9,919   JDS UNIPHASE CORPORATION+                                                                             56,737
        7,643   KLA-TENCOR CORPORATION<<                                                                             192,986
        5,244   L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                             363,829
       10,000   LINEAR TECHNOLOGY CORPORATION                                                                        233,500
       29,195   LSI LOGIC CORPORATION+<<                                                                             133,129
       10,055   MEMC ELECTRONIC MATERIALS INCORPORATED+                                                              179,080
        8,227   MICROCHIP TECHNOLOGY INCORPORATED<<                                                                  185,519
       38,097   MICRON TECHNOLOGY INCORPORATED+                                                                      192,771
        6,237   MOLEX INCORPORATED                                                                                    96,985
      103,143   MOTOROLA INCORPORATED                                                                                683,838
        8,781   NATIONAL SEMICONDUCTOR CORPORATION                                                                   110,202
       14,881   NETAPP INCORPORATED+<<                                                                               293,453
        4,393   NOVELLUS SYSTEMS INCORPORATED+                                                                        73,363

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

   SHARES       SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       24,575   NVIDIA CORPORATION+<<                                                                         $      277,452
        5,346   QLOGIC CORPORATION+                                                                                   67,787
       74,465   QUALCOMM INCORPORATED                                                                              3,365,818
        7,126   ROCKWELL COLLINS INCORPORATED                                                                        297,368
       17,806   TELLABS INCORPORATED+                                                                                102,028
       57,297   TEXAS INSTRUMENTS INCORPORATED                                                                     1,220,426
        3,321   WHIRLPOOL CORPORATION<<                                                                              141,346
       12,397   XILINX INCORPORATED                                                                                  253,643
                                                                                                                  21,969,962
                                                                                                              --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.19%
        8,091   FLUOR CORPORATION                                                                                    414,987
        5,554   JACOBS ENGINEERING GROUP INCORPORATED+                                                               233,768
        8,590   MOODY'S CORPORATION                                                                                  226,347
       14,448   PAYCHEX INCORPORATED                                                                                 364,090
                                                                                                                   1,239,192
                                                                                                              --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.18%
        4,228   BALL CORPORATION<<                                                                                   190,936
        6,757   FORTUNE BRANDS INCORPORATED                                                                          234,738
       17,298   ILLINOIS TOOL WORKS INCORPORATED                                                                     645,907
        2,591   SNAP-ON INCORPORATED                                                                                  74,465
                                                                                                                   1,146,046
                                                                                                              --------------
FINANCIAL SERVICES: 0.01%
        7,255   JANUS CAPITAL GROUP INCORPORATED                                                                      82,707
                                                                                                              --------------
FOOD & KINDRED PRODUCTS: 2.43%
       28,885   ARCHER DANIELS MIDLAND COMPANY                                                                       773,251
        8,984   CAMPBELL SOUP COMPANY                                                                                264,309
       14,268   COCA-COLA ENTERPRISES INCORPORATED                                                                   237,562
       20,122   CONAGRA FOODS INCORPORATED                                                                           383,525
        8,849   CONSTELLATION BRANDS INCORPORATED CLASS A+                                                           112,205
       11,422   DR PEPPER SNAPPLE GROUP INCORPORATED+                                                                242,032
       14,801   GENERAL MILLS INCORPORATED                                                                           829,152
       14,156   H.J. HEINZ COMPANY                                                                                   505,369
        3,141   HORMEL FOODS CORPORATION                                                                             108,490
        5,328   JM SMUCKER COMPANY                                                                                   259,260
       11,359   KELLOGG COMPANY<<                                                                                    528,989
       66,263   KRAFT FOODS INCORPORATED CLASS A                                                                   1,679,104
        5,862   MCCORMICK & COMPANY INCORPORATED                                                                     190,691
        6,707   MOLSON COORS BREWING COMPANY<<                                                                       283,907
        6,148   PEPSI BOTTLING GROUP INCORPORATED                                                                    208,048
       70,045   PEPSICO INCORPORATED                                                                               3,849,673
       31,298   SARA LEE CORPORATION                                                                                 305,468
       89,577   THE COCA-COLA COMPANY<<                                                                            4,298,800
        7,456   THE HERSHEY COMPANY                                                                                  268,416
       13,591   TYSON FOODS INCORPORATED CLASS A                                                                     171,383
                                                                                                                  15,499,634
                                                                                                              --------------
FOOD STORES: 0.25%
       29,351   KROGER COMPANY                                                                                       647,190
       19,162   SAFEWAY INCORPORATED                                                                                 390,330
       33,110   STARBUCKS CORPORATION+<<                                                                             459,898
        6,318   WHOLE FOODS MARKET INCORPORATED<<                                                                    119,916
                                                                                                                   1,617,334
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

   SHARES       SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
FORESTRY: 0.05%
        9,509   WEYERHAEUSER COMPANY                                                                          $      289,359
FURNITURE & FIXTURES: 0.06%
        7,053   LEGGETT & PLATT INCORPORATED                                                                         107,417
       16,166   MASCO CORPORATION                                                                                    154,870
       12,490   NEWELL RUBBERMAID INCORPORATED<<                                                                     130,021
                                                                                                                     392,308
                                                                                                              --------------
GENERAL MERCHANDISE STORES: 1.21%
        3,715   BIG LOTS INCORPORATED+                                                                                78,126
        6,309   FAMILY DOLLAR STORES INCORPORATED                                                                    178,545
       10,000   JCPENNEY COMPANY INCORPORATED                                                                        287,100
       18,922   MACY'S INCORPORATED                                                                                  222,523
        2,428   SEARS HOLDINGS CORPORATION+<<                                                                        161,511
       33,847   TARGET CORPORATION                                                                                 1,335,941
       18,606   TJX COMPANIES INCORPORATED                                                                           585,345
      100,408   WAL-MART STORES INCORPORATED                                                                       4,863,764
                                                                                                                   7,712,855
                                                                                                              --------------
HEALTH SERVICES: 0.20%
       16,200   CARDINAL HEALTH INCORPORATED                                                                         494,910
        4,652   DAVITA INCORPORATED+                                                                                 230,088
        4,872   LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                        330,273
       18,786   TENET HEALTHCARE CORPORATION+                                                                         52,977
        4,742   WATSON PHARMACEUTICALS INCORPORATED+                                                                 159,616
                                                                                                                   1,267,864
                                                                                                              --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.53%
        5,268   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                     46,622
        3,594   AVALONBAY COMMUNITIES INCORPORATED                                                                   201,048
        6,232   BOSTON PROPERTIES INCORPORATED                                                                       297,266
       12,321   EQUITY RESIDENTIAL                                                                                   273,896
       12,259   HCP INCORPORATED                                                                                     259,768
       27,050   HOST HOTELS & RESORTS INCORPORATED                                                                   226,950
       14,562   KIMCO REALTY CORPORATION                                                                             146,348
        7,325   PLUM CREEK TIMBER COMPANY<<                                                                          218,139
       19,914   PROLOGIS                                                                                             160,507
        5,643   PUBLIC STORAGE INCORPORATED                                                                          369,504
       12,553   SIMON PROPERTY GROUP INCORPORATED<<                                                                  645,601
        7,041   VENTAS INCORPORATED                                                                                  210,244
        7,142   VORNADO REALTY TRUST<<                                                                               321,604
                                                                                                                   3,377,497
                                                                                                              --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.14%
       11,683   BED BATH & BEYOND INCORPORATED+<<                                                                    359,252
       15,358   BEST BUY COMPANY INCORPORATED                                                                        514,339
                                                                                                                     873,591
                                                                                                              --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.09%
       13,356   MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                          294,769
        8,398   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                     186,436
        8,012   WYNDHAM WORLDWIDE CORPORATION<<                                                                       97,108
                                                                                                                     578,313
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

   SHARES       SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 4.92%
       31,242   3M COMPANY                                                                                    $    1,877,644
       40,139   APPLE INCORPORATED+                                                                                5,716,998
       59,978   APPLIED MATERIALS INCORPORATED                                                                       657,959
       13,939   BAKER HUGHES INCORPORATED                                                                            507,937
        2,705   BLACK & DECKER CORPORATION                                                                            77,525
        9,762   CAMERON INTERNATIONAL CORPORATION+<<                                                                 276,265
       27,073   CATERPILLAR INCORPORATED<<                                                                           894,492
        9,080   CUMMINS INCORPORATED                                                                                 319,707
       19,021   DEERE & COMPANY                                                                                      759,889
       78,245   DELL INCORPORATED+                                                                                 1,074,304
        8,369   DOVER CORPORATION                                                                                    276,930
        7,450   EATON CORPORATION                                                                                    332,345
       90,572   EMC CORPORATION                                                                                    1,186,493
        2,520   FLOWSERVE CORPORATION                                                                                175,921
        5,560   FMC TECHNOLOGIES INCORPORATED+                                                                       208,945
        7,406   GAMESTOP CORPORATION CLASS A+                                                                        163,006
      107,366   HEWLETT-PACKARD COMPANY                                                                            4,149,696
       14,346   INGERSOLL-RAND COMPANY LIMITED CLASS A<<                                                             299,831
      251,289   INTEL CORPORATION                                                                                  4,158,833
       59,454   INTERNATIONAL BUSINESS MACHINES CORPORATION                                                        6,208,187
        3,513   LEXMARK INTERNATIONAL INCORPORATED+                                                                   55,681
        5,864   MANITOWOC COMPANY INCORPORATED                                                                        30,845
       18,814   NATIONAL OILWELL VARCO INCORPORATED+                                                                 614,465
        5,306   PALL CORPORATION                                                                                     140,927
        7,221   PARKER HANNIFIN CORPORATION                                                                          310,214
        9,286   PITNEY BOWES INCORPORATED                                                                            203,642
       10,207   SANDISK CORPORATION+<<                                                                               149,941
        9,867   SMITH INTERNATIONAL INCORPORATED                                                                     254,075
        3,557   STANLEY WORKS                                                                                        120,369
        7,770   TERADATA CORPORATION+<<                                                                              182,051
                                                                                                                  31,385,117
                                                                                                              --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.22%
       12,454   AON CORPORATION                                                                                      471,633
        7,631   HUMANA INCORPORATED+                                                                                 246,176
       23,510   MARSH & MCLENNAN COMPANIES INCORPORATED                                                              473,256
       14,905   UNUMPROVIDENT CORPORATION                                                                            236,393
                                                                                                                   1,427,458
                                                                                                              --------------
INSURANCE CARRIERS: 1.68%
       20,107   AETNA INCORPORATED                                                                                   503,680
       21,031   AFLAC INCORPORATED                                                                                   653,854
       24,132   ALLSTATE CORPORATION                                                                                 588,821
      121,069   AMERICAN INTERNATIONAL GROUP INCORPORATED                                                            140,440
        5,298   ASSURANT INCORPORATED                                                                                127,629
       15,842   CHUBB CORPORATION                                                                                    631,779
       12,273   CIGNA CORPORATION                                                                                    295,657
        7,314   CINCINNATI FINANCIAL CORPORATION<<                                                                   163,470
       19,491   GENWORTH FINANCIAL INCORPORATED                                                                      136,242
       14,642   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                       173,801
        8,155   LEUCADIA NATIONAL CORPORATION                                                                        171,989
       13,322   LINCOLN NATIONAL CORPORATION                                                                         229,272
       16,251   LOEWS CORPORATION                                                                                    445,277
        7,668   MBIA INCORPORATED+<<                                                                                  33,202
       36,827   METLIFE INCORPORATED                                                                               1,105,178
       13,978   PRINCIPAL FINANCIAL GROUP INCORPORATED                                                               263,346
       20,825   PRUDENTIAL FINANCIAL INCORPORATED                                                                    775,107
       30,641   THE PROGRESSIVE CORPORATION                                                                          462,986
       26,340   THE TRAVELERS COMPANIES INCORPORATED                                                               1,080,994
        3,722   TORCHMARK CORPORATION                                                                                137,863

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

   SHARES       SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
INSURANCE CARRIERS (continued)
       53,520   UNITEDHEALTH GROUP INCORPORATED                                                               $    1,336,930
       21,805   WELLPOINT INCORPORATED+                                                                            1,109,656
       15,392   XL CAPITAL LIMITED CLASS A<<                                                                         176,392
                                                                                                                  10,743,565
                                                                                                              --------------
LEATHER & LEATHER PRODUCTS: 0.06%
       14,289   COACH INCORPORATED                                                                                   384,088
                                                                                                              --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.92%
       15,448   AGILENT TECHNOLOGIES INCORPORATED+                                                                   313,749
       10,777   BECTON DICKINSON & COMPANY                                                                           768,508
       67,778   BOSTON SCIENTIFIC CORPORATION+                                                                       687,269
        4,467   C.R. BARD INCORPORATED                                                                               332,568
       11,473   DANAHER CORPORATION                                                                                  708,343
        6,682   DENTSPLY INTERNATIONAL INCORPORATED                                                                  203,935
       12,066   EASTMAN KODAK COMPANY                                                                                 35,715
        6,760   FLIR SYSTEMS INCORPORATED+<<                                                                         152,506
        2,494   MILLIPORE CORPORATION+                                                                               175,104
        5,245   PERKINELMER INCORPORATED                                                                              91,263
        6,755   QUEST DIAGNOSTICS INCORPORATED                                                                       381,185
       17,730   RAYTHEON COMPANY                                                                                     787,744
        6,381   ROCKWELL AUTOMATION INCORPORATED                                                                     204,958
        7,788   TERADYNE INCORPORATED+<<                                                                              53,426
       18,821   THERMO FISHER SCIENTIFIC INCORPORATED+                                                               767,332
        4,337   WATERS CORPORATION+                                                                                  223,225
                                                                                                                   5,886,830
                                                                                                              --------------
MEDICAL EQUIPMENT & SUPPLIES: 0.45%
        1,703   INTUITIVE SURGICAL INCORPORATED+<<                                                                   278,713
       50,312   MEDTRONIC INCORPORATED                                                                             1,755,386
       15,583   ST. JUDE MEDICAL INCORPORATED+                                                                       640,461
        5,640   VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                 198,190
                                                                                                                   2,872,750
                                                                                                              --------------
MEDICAL MANAGEMENT SERVICES: 0.31%
        6,678   COVENTRY HEALTH CARE INCORPORATED+                                                                   124,945
       12,200   EXPRESS SCRIPTS INCORPORATED+                                                                        838,750
       21,703   MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                 989,874
                                                                                                                   1,953,569
                                                                                                              --------------
MEDICAL PRODUCTS: 0.88%
       13,836   ALLERGAN INCORPORATED                                                                                658,317
       27,222   BAXTER INTERNATIONAL INCORPORATED                                                                  1,441,677
       94,876   MERCK & COMPANY INCORPORATED<<                                                                     2,652,733
       10,721   STRYKER CORPORATION<<                                                                                426,053
        9,677   ZIMMER HOLDINGS INCORPORATED+                                                                        412,240
                                                                                                                   5,591,020
                                                                                                              --------------
METAL MINING: 0.29%
       18,526   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                                928,338
       22,020   NEWMONT MINING CORPORATION                                                                           899,957
                                                                                                                   1,828,295
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

   SHARES       SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.04%
        5,483   VULCAN MATERIALS COMPANY<<                                                                    $      236,317
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.08%
        5,599   HASBRO INCORPORATED                                                                                  135,720
       16,131   MATTEL INCORPORATED                                                                                  258,903
        5,582   TIFFANY & COMPANY<<                                                                                  141,560
                                                                                                                     536,183
                                                                                                              --------------
MISCELLANEOUS RETAIL: 0.80%
       19,528   COSTCO WHOLESALE CORPORATION<<                                                                       892,430
       65,505   CVS CAREMARK CORPORATION                                                                           2,087,644
       12,359   OFFICE DEPOT INCORPORATED+                                                                            56,357
        5,630   RADIOSHACK CORPORATION                                                                                78,595
       32,185   STAPLES INCORPORATED                                                                                 649,171
       44,620   WALGREEN COMPANY                                                                                   1,311,828
                                                                                                                   5,076,025
                                                                                                              --------------
MISCELLANEOUS SERVICES: 0.03%
        2,392   D&B CORPORATION                                                                                      194,254
                                                                                                              --------------
MOTION PICTURES: 0.67%
      103,497   NEWS CORPORATION CLASS A                                                                             942,858
       53,832   TIME WARNER INCORPORATED                                                                           1,356,028
       83,541   WALT DISNEY COMPANY                                                                                1,949,012
                                                                                                                   4,247,898
                                                                                                              --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.47%
       14,009   FEDEX CORPORATION                                                                                    779,181
       44,770   UNITED PARCEL SERVICE INCORPORATED CLASS B                                                         2,238,052
                                                                                                                   3,017,233
                                                                                                              --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.38%
       53,426   AMERICAN EXPRESS COMPANY                                                                           1,241,620
       20,330   CAPITAL ONE FINANCIAL CORPORATION                                                                    444,820
       17,498   CIT GROUP INCORPORATED<<                                                                              37,621
       21,669   DISCOVER FINANCIAL SERVICES                                                                          222,541
       15,670   PEOPLE'S UNITED FINANCIAL INCORPORATED                                                               235,677
       21,034   SLM CORPORATION+                                                                                     216,019
                                                                                                                   2,398,298
                                                                                                              --------------
OFFICE EQUIPMENT: 0.04%
       38,909   XEROX CORPORATION                                                                                    252,130
                                                                                                              --------------
OIL & GAS EXTRACTION: 2.28%
       22,460   ANADARKO PETROLEUM CORPORATION                                                                     1,019,459
       15,081   APACHE CORPORATION                                                                                 1,088,094
       13,141   BJ SERVICES COMPANY                                                                                  179,112
        4,663   CABOT OIL & GAS CORPORATION<<                                                                        142,874
       25,356   CHESAPEAKE ENERGY CORPORATION                                                                        502,809
       11,196   DENBURY RESOURCES INCORPORATED+<<                                                                    164,917
       19,972   DEVON ENERGY CORPORATION                                                                           1,088,474
        3,127   DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                             259,697
        6,380   ENSCO INTERNATIONAL INCORPORATED                                                                     222,471
       11,260   EOG RESOURCES INCORPORATED                                                                           764,779
        5,889   EQT CORPORATION                                                                                      205,585
       40,364   HALLIBURTON COMPANY                                                                                  835,535

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

   SHARES       SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
OIL & GAS EXTRACTION (continued)
       12,735   NABORS INDUSTRIES LIMITED+                                                                    $      198,411
        7,799   NOBLE ENERGY INCORPORATED                                                                            459,907
       36,470   OCCIDENTAL PETROLEUM CORPORATION                                                                   2,400,091
        5,128   PIONEER NATURAL RESOURCES COMPANY                                                                    130,764
        7,043   RANGE RESOURCES CORPORATION                                                                          291,651
        5,087   ROWAN COMPANIES INCORPORATED                                                                          98,281
       53,830   SCHLUMBERGER LIMITED                                                                               2,912,741
       15,461   SOUTHWESTERN ENERGY COMPANY+                                                                         600,660
       26,082   XTO ENERGY INCORPORATED                                                                              994,767
                                                                                                                  14,561,079
                                                                                                              --------------
PAPER & ALLIED PRODUCTS: 0.10%
        4,495   BEMIS COMPANY INCORPORATED                                                                           113,274
       19,446   INTERNATIONAL PAPER COMPANY                                                                          294,218
        7,698   MEADWESTVACO CORPORATION                                                                             126,324
        5,936   PACTIV CORPORATION+                                                                                  128,989
                                                                                                                     662,805
                                                                                                              --------------
PERSONAL SERVICES: 0.06%
        5,912   CINTAS CORPORATION                                                                                   135,030
       15,282   H & R BLOCK INCORPORATED                                                                             263,309
                                                                                                                     398,339
                                                                                                              --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 4.21%
       90,197   CHEVRON CORPORATION                                                                                5,975,551
       66,660   CONOCOPHILLIPS                                                                                     2,803,720
      219,555   EXXON MOBIL CORPORATION                                                                           15,349,090
       12,801   HESS CORPORATION                                                                                     688,054
       31,845   MARATHON OIL CORPORATION                                                                             959,490
        8,584   MURPHY OIL CORPORATION                                                                               466,283
        5,259   SUNOCO INCORPORATED                                                                                  122,009
        6,225   TESORO PETROLEUM CORPORATION<<                                                                        79,244
       25,030   VALERO ENERGY CORPORATION                                                                            422,757
                                                                                                                  26,866,198
                                                                                                              --------------
PIPELINES: 0.06%
       26,100   THE WILLIAMS COMPANIES INCORPORATED                                                                  407,421
                                                                                                              --------------
PRIMARY METAL INDUSTRIES: 0.32%
        4,916   AK STEEL HOLDING CORPORATION                                                                          94,338
       43,836   ALCOA INCORPORATED<<                                                                                 452,826
        4,410   ALLEGHENY TECHNOLOGIES INCORPORATED                                                                  154,041
       14,139   NUCOR CORPORATION                                                                                    628,196
        6,301   PRECISION CASTPARTS CORPORATION                                                                      460,162
        3,829   TITANIUM METALS CORPORATION                                                                           35,189
        6,449   UNITED STATES STEEL CORPORATION<<                                                                    230,487
                                                                                                                   2,055,239
                                                                                                              --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.25%
       30,572   CBS CORPORATION CLASS B                                                                              211,558
       10,458   GANNETT COMPANY INCORPORATED<<                                                                        37,335
       14,150   MCGRAW-HILL COMPANIES INCORPORATED                                                                   426,057
        1,619   MEREDITH CORPORATION<<                                                                                41,365
        5,246   NEW YORK TIMES COMPANY CLASS A<<                                                                      28,905
        9,233   RR DONNELLEY & SONS COMPANY                                                                          107,287
       27,285   VIACOM INCORPORATED CLASS B+<<                                                                       619,370

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

   SHARES       SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
          270   WASHINGTON POST COMPANY CLASS B                                                               $       95,089
                                                                                                                   1,566,966
                                                                                                              --------------
RAILROAD TRANSPORTATION: 0.52%
       12,527   BURLINGTON NORTHERN SANTA FE CORPORATION                                                             921,236
       17,613   CSX CORPORATION                                                                                      609,938
       16,514   NORFOLK SOUTHERN CORPORATION                                                                         622,082
       22,681   UNION PACIFIC CORPORATION                                                                          1,180,773
                                                                                                                   3,334,029
                                                                                                              --------------
REAL ESTATE: 0.02%
..      10,646   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                          99,647
                                                                                                              --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.03%
        5,000   HEALTH CARE REIT INCORPORATED                                                                        170,500
                                                                                                              --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.04%
        7,136   SEALED AIR CORPORATION                                                                               131,659
       10,880   THE GOODYEAR TIRE & RUBBER COMPANY+                                                                  122,509
                                                                                                                     254,168
                                                                                                              --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.48%
       11,465   AMERIPRISE FINANCIAL INCORPORATED                                                                    278,256
       42,251   CHARLES SCHWAB CORPORATION                                                                           741,083
        2,985   CME GROUP INCORPORATED                                                                               928,663
       45,317   E*TRADE FINANCIAL CORPORATION+<<                                                                      58,006
        4,026   FEDERATED INVESTORS INCORPORATED CLASS B                                                              96,986
        6,778   FRANKLIN RESOURCES INCORPORATED                                                                      488,084
       22,650   GOLDMAN SACHS GROUP INCORPORATED                                                                   3,339,516
        3,276   INTERCONTINENTAL EXCHANGE INCORPORATED+<<                                                            374,250
       18,506   INVESCO LIMITED                                                                                      329,777
        6,439   LEGG MASON INCORPORATED<<                                                                            156,983
       60,817   MORGAN STANLEY                                                                                     1,733,893
        6,184   NASDAQ STOCK MARKET INCORPORATED+                                                                    131,781
       11,698   NYSE EURONEXT INCORPORATED                                                                           318,771
       11,494   T. ROWE PRICE GROUP INCORPORATED<<                                                                   478,955
                                                                                                                   9,455,004
                                                                                                              --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.21%
       69,914   CORNING INCORPORATED                                                                               1,122,819
        7,571   OWENS-ILLINOIS INCORPORATED+                                                                         212,064
                                                                                                                   1,334,883
                                                                                                              --------------
TOBACCO PRODUCTS: 0.97%
       93,030   ALTRIA GROUP INCORPORATED                                                                          1,524,762
        7,566   LORILLARD INCORPORATED                                                                               512,748
       88,258   PHILIP MORRIS INTERNATIONAL                                                                        3,849,814
        7,602   REYNOLDS AMERICAN INCORPORATED                                                                       293,589
                                                                                                                   6,180,913
                                                                                                              --------------
TRANSPORTATION BY AIR: 0.04%
       33,331   SOUTHWEST AIRLINES COMPANY                                                                           224,318
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

   SHARES       SECURITY NAME                                                                                     VALUE
-------------   -------------                                                                                 --------------
TRANSPORTATION EQUIPMENT: 1.66%
       32,674   BOEING COMPANY<<                                                                              $    1,388,645
      144,800   FORD MOTOR COMPANY+                                                                                  878,936
       17,323   GENERAL DYNAMICS CORPORATION                                                                         959,521
        7,174   GENUINE PARTS COMPANY                                                                                240,759
        5,572   GOODRICH CORPORATION                                                                                 278,433
       10,548   HARLEY-DAVIDSON INCORPORATED                                                                         170,983
       33,468   HONEYWELL INTERNATIONAL INCORPORATED                                                               1,050,895
        8,188   ITT CORPORATION                                                                                      364,366
       26,738   JOHNSON CONTROLS INCORPORATED                                                                        580,749
       14,697   LOCKHEED MARTIN CORPORATION                                                                        1,185,313
       14,554   NORTHROP GRUMMAN CORPORATION                                                                         664,827
       16,340   PACCAR INCORPORATED<<                                                                                531,213
       12,093   TEXTRON INCORPORATED<<                                                                               116,818
       42,385   UNITED TECHNOLOGIES CORPORATION                                                                    2,202,325
                                                                                                                  10,613,783
                                                                                                              --------------
TRANSPORTATION SERVICES: 0.11%
        7,628   C.H. ROBINSON WORLDWIDE INCORPORATED                                                                 397,800
        9,554   EXPEDITORS INTERNATIONAL OF WASHINGTON INCORPORATED                                                  318,530
                                                                                                                     716,330
                                                                                                              --------------
TRAVEL & RECREATION: 0.10%
       19,713   CARNIVAL CORPORATION                                                                                 508,004
        9,466   EXPEDIA INCORPORATED+                                                                                143,031
                                                                                                                     651,035
                                                                                                              --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.43%
       13,587   AMERISOURCEBERGEN CORPORATION<<                                                                      241,033
        4,392   BROWN-FORMAN CORPORATION CLASS B                                                                     188,768
        7,964   DEAN FOODS COMPANY+                                                                                  152,829
       12,212   MCKESSON CORPORATION<<                                                                               537,328
       17,434   NIKE INCORPORATED CLASS B                                                                            902,733
        9,520   SUPERVALU INCORPORATED                                                                               123,284
       26,541   SYSCO CORPORATION                                                                                    596,642
                                                                                                                   2,742,617
                                                                                                              --------------
WHOLESALE TRADE-DURABLE GOODS: 0.20%
       18,636   KIMBERLY-CLARK CORPORATION                                                                           977,085
        4,115   PATTERSON COMPANIES INCORPORATED+<<                                                                   89,296
        2,799   W.W. GRAINGER INCORPORATED                                                                           229,182
                                                                                                                   1,295,563
                                                                                                              --------------
TOTAL COMMON STOCKS (COST $457,058,303)                                                                          361,961,458
                                                                                                              --------------
COLLATERAL FOR SECURITIES LENDING: 38.21%
COLLATERAL INVESTED IN MONEY MARKET FUNDS: 7.35%
    11,721,988  AIM STIT-LIQUID ASSETS PORTFOLIO                                                                  11,721,988
    11,721,988  BLACKROCK LIQUIDITY FUNDS TEMPFUND PORTFOLIO                                                      11,721,988
    11,721,988  DREYFUS CASH MANAGEMENT FUND INSTITUTIONAL INSTITUTIONAL                                          11,721,988
    11,721,988  DWS MONEY MARKET SERIES INSTITUTIONAL                                                             11,721,988
                                                                                                                  46,887,952
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

  PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------                                                 -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS: 30.86%
$   6,028,451   ABN AMRO NORTH AMERICA FINANCE INCORPORATED                        0.32%        07/01/2009    $    6,028,451
    1,842,027   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                    0.60         07/02/2009         1,841,996
      334,914   ALLIED IRISH BANKS NORTH AMERICA INCORPORATED++                    0.60         07/06/2009           334,886
    4,688,795   AMSTEL FUNDING CORPORATION++(p)                                    1.50         07/01/2009         4,688,795
    1,674,570   ANTALIS US FUNDING CORPORATION++(p)                                0.28         07/06/2009         1,674,505
    2,850,118   ANTALIS US FUNDING CORPORATION++(p)                                0.35         07/24/2009         2,849,480
    1,925,755   BANK OF IRELAND                                                    0.40         07/01/2009         1,925,755
    2,846,768   BANK OF IRELAND                                                    0.60         07/02/2009         2,846,768
    4,270,153   BNP PARIBAS (PARIS)                                                0.25         07/01/2009         4,270,153
      502,371   BNP PARIBAS (PARIS)                                                0.26         07/01/2009           502,371
    5,526,080   BRYANT BANK FUNDING LLC++(p)                                       0.29         07/15/2009         5,525,457
      184,203   CALCASIEU PARISH LA+/-ss                                           0.75         12/01/2027           184,203
      535,862   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY+/-ss        0.60         06/01/2028           535,862
    5,023,709   CALYON (GRAND CAYMAN)                                              0.25         07/01/2009         5,023,709
    1,585,629   CHEYNE FINANCE LLC+++/-####(a)(i)                                  0.00         02/25/2008            26,163
      444,180   COLORADO HOUSING & FINANCE AUTHORITY+/-ss                          1.00         10/01/2038           444,180
      837,285   COOK COUNTY IL+/-ss                                                0.90         11/01/2030           837,285
   26,675,895   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                   COLLATERALIZED BY MORTGAGE BACKED SECURITIES (MATURITY
                   VALUE $26,675,969)                                              0.10         07/01/2009        26,675,895
    4,688,795   DANSKE BANK A/S COPENHAGEN                                         0.30         07/01/2009         4,688,795
    2,846,768   DENVER CO CITY & COUNTY SCHOOL DISTRICT+/-ss                       1.50         12/15/2037         2,846,768
    2,009,484   DEXIA BANK (GRAND CAYMAN)                                          0.25         07/01/2009         2,009,484
    2,679,312   DEXIA DELAWARE LLC                                                 0.36         07/06/2009         2,679,178
    4,688,795   E.ON AG++                                                          0.32         07/30/2009         4,687,586
    2,176,941   EBBETS FUNDING LLC(p)                                              0.45         07/01/2009         2,176,941
    1,339,656   EBBETS FUNDING LLC(p)                                              0.50         07/01/2009         1,339,656
    1,004,742   ELYSIAN FUNDING LLC++(p)                                           0.50         07/01/2009         1,004,742
    1,507,113   ELYSIAN FUNDING LLC++(p)                                           0.50         07/07/2009         1,506,987
    4,688,795   FORTIS FUNDING LLC++                                               0.24         07/01/2009         4,688,795
    1,674,570   GDF SUEZ++                                                         0.32         07/07/2009         1,674,480
    4,602,052   GOLDMAN SACHS REPURCHASE AGREEMENT - 102% COLLATERALIZED BY
                   MORTGAGE BACKED SECURITIES (MATURITY VALUE $4,602,058)          0.05         07/01/2009         4,602,052
    4,688,795   GOVCO INCORPORATED++(p)                                            0.15         07/01/2009         4,688,795
      837,285   GRAMPIAN FUNDING LLC++(p)                                          0.42         07/02/2009           837,275
      586,099   GRAMPIAN FUNDING LLC++(p)                                          0.45         07/06/2009           586,063
    2,260,669   GRAMPIAN FUNDING LLC++(p)                                          0.45         07/07/2009         2,260,500
    3,210,443   GRYPHON FUNDING LIMITED(a)(i)                                      0.00         08/23/2009           989,137
      276,304   HENRICO COUNTY VA ECONOMIC DEVELOPMENT AUTHORITY+/-ss              0.80         11/01/2042           276,304
    1,356,401   HOUSTON TX UTILITY SYSTEM+/-ss                                     0.40         05/15/2034         1,356,401
      478,927   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUES+/-ss            0.32         07/01/2029           478,927
      334,914   INDIANA MUNICIPAL POWER AGENCY+/-ss                                0.47         01/01/2018           334,914
      586,099   IRISH LIFE & PERMANENT PLC++                                       0.60         07/02/2009           586,090
      251,185   IRISH LIFE & PERMANENT PLC++                                       0.60         07/06/2009           251,165
    1,172,199   IRISH LIFE & PERMANENT PLC++                                       0.60         07/07/2009         1,172,082
   20,004,242   JPMORGAN CHASE REPURCHASE AGREEMENT - 102% COLLATERALIZED
                   BY MORTGAGE BACKED SECURITIES (MATURITY VALUE
                   $20,004,286)                                                    0.08         07/01/2009        20,004,242
      502,371   KANSAS CITY MO SPECIAL OBLIGATION+/-ss                             0.47         04/15/2025           502,371
    4,688,795   KBC BANK NV BRUSSELS                                               0.35         07/01/2009         4,688,795
    1,842,027   LIBERTY STREET FUNDING CORPORATION++(p)                            0.29         07/27/2009         1,841,641
    4,186,424   MASSACHUSETTS HEFA+/-ss                                            0.25         10/01/2034         4,186,424
    4,186,424   MATCHPOINT MASTER TRUST++(p)                                       0.28         07/24/2009         4,185,675
      669,828   MISSISSIPPI STATE GO+/-ss                                          1.00         11/01/2028           669,828
      502,371   MONTGOMERY COUNTY TN PUBLIC BUILDING+/-ss                          0.32         02/01/2036           502,371
    4,605,067   NATIXIS                                                            0.13         07/01/2009         4,605,067
      334,914   NEW JERSEY STATE TURNPIKE AUTHORITY+/-ss                           2.75         01/01/2018           334,914
      837,285   NORTH DAKOTA HOUSING FINANCE AGENCY+/-ss                           0.37         01/01/2034           837,285
    4,973,807   REGENCY MARKETS #1 LLC++(p)                                        0.35         07/02/2009         4,973,759
    2,511,855   ROMULUS FUNDING CORPORATION++(p)                                   0.87         07/01/2009         2,511,855
    1,674,570   SCALDIS CAPITAL LIMITED++(p)                                       0.40         07/07/2009         1,674,458
    1,004,742   SCALDIS CAPITAL LIMITED++(p)                                       0.45         07/01/2009         1,004,742
    1,172,199   SCALDIS CAPITAL LIMITED++(p)                                       0.45         07/02/2009         1,172,184
      837,285   SCALDIS CAPITAL LIMITED++(p)                                       0.45         07/06/2009           837,233

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

  PRINCIPAL     SECURITY NAME                                                 INTEREST RATE   MATURITY DATE        VALUE
-------------   -------------                                                 -------------   -------------   --------------
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     837,285   SHEFFIELD RECEIVABLES CORPORATION++(p)                             0.29%        07/30/2009    $      837,089
    4,688,795   SOCIETE GENERALE BANNON LLC                                        0.25         07/07/2009         4,688,795
    2,447,886   STARBIRD FUNDING CORPORATION++(p)                                  0.30         07/31/2009         2,447,274
    2,009,484   STRAIGHT-A FUNDING LLC++(p)                                        0.27         07/23/2009         2,009,152
    1,004,742   TICONDEROGA MASTER FUNDING LIMITED++(p)                            0.30         07/27/2009         1,004,524
    1,105,216   TULSA COUNTY OK INDUSTRIAL AUTHORITY REVENUE+/-                    0.40         07/01/2032         1,105,216
    4,722,287   UBS AG (STAMFORD CT)                                               0.28         07/31/2009         4,722,287
    4,722,287   UNICREDITO ITALIANO (NEW YORK)                                     0.44         08/03/2009         4,722,287
      502,371   VERMONT STATE STUDENT ASSISTANCE CORPORATION+/-ss                  0.43         12/15/2040           502,371
    1,507,113   VERSAILLES CDS LLC++(p)                                            0.50         07/01/2009         1,507,113
      586,099   VERSAILLES CDS LLC++(p)                                            0.50         07/07/2009           586,047
    2,734,541   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.33         05/02/2008         1,203,198
    2,745,656   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.34         08/07/2008         1,208,089
    4,333,944   VICTORIA FINANCE LLC+++/-####(a)(i)                                0.60         04/03/2008         1,906,935
                                                                                                                 196,922,252
                                                                                                              --------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $250,123,445)                                                      243,810,204
                                                                                                              --------------
US TREASURY SECURITIES: 38.21%
US TREASURY BONDS: 38.21%
   34,870,000   US TREASURY BOND<<                                                 3.50         02/15/2039        30,151,740
   19,000,000   US TREASURY BOND<<                                                 4.25         05/15/2039        18,806,960
   21,687,000   US TREASURY BOND<<                                                 4.38         02/15/2038        21,900,487
   30,695,000   US TREASURY BOND<<                                                 4.50         02/15/2036        31,620,638
   28,648,000   US TREASURY BOND<<                                                 4.50         05/15/2038        29,574,591
   20,193,000   US TREASURY BOND<<                                                 4.75         02/15/2037        21,638,051
   20,071,000   US TREASURY BOND<<                                                 5.00         05/15/2037        22,335,250
   21,432,000   US TREASURY BOND<<                                                 5.38         02/15/2031        24,599,907
   13,062,000   US TREASURY BOND<<                                                 6.13         08/15/2029        16,266,265
   21,195,000   US TREASURY BOND<<                                                 6.25         05/15/2030        26,871,275
                                                                                                                 243,765,164
                                                                                                              --------------
TOTAL US TREASURY SECURITIES (COST $249,523,185)                                                                 243,765,164
                                                                                                              --------------
SHORT-TERM INVESTMENTS: 5.82%

    SHARES
-------------
MUTUAL FUNDS: 2.25%                                                               YIELD
   14,329,867   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                       0.42%                          14,329,867
                                                                                                              --------------

  PRINCIPAL                                                                   INTEREST RATE
-------------                                                                 -------------
US TREASURY BILLS: 3.57%
       50,000   US TREASURY BILL###                                                0.18%        11/05/2009            49,963
      595,000   US TREASURY BILL###                                                0.19         11/05/2009           594,555
      100,000   US TREASURY BILL###                                                0.20         11/05/2009            99,925
       10,000   US TREASURY BILL###                                                0.23         11/05/2009             9,993
      435,000   US TREASURY BILL###                                                0.23         11/05/2009           434,675
       20,000   US TREASURY BILL###                                                0.24         11/05/2009            19,985
    6,845,000   US TREASURY BILL###                                                0.31         11/05/2009         6,839,957
   14,700,000   US TREASURY BILL###                                                0.40         08/06/2009        14,697,695
       40,000   US TREASURY BILL###                                                0.45         08/06/2009            39,994
                                                                                                                  22,786,742
                                                                                                              --------------
TOTAL SHORT-TERM INVESTMENTS (COST $37,110,989)                                                                   37,116,609
                                                                                                              --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

ASSET ALLOCATION FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $995,844,513)*                                                 139.24%                                  $  888,397,352
OTHER ASSETS AND LIABILITIES, NET                                    (39.24)                                    (250,366,003)
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $  638,031,349
                                                                     ------                                   --------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(l)  LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,524,845.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

#### THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST
     AND/OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(p)  ASSET-BACKED COMMERCIAL PAPER.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

ss THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE WELLS FARGO ADVANTAGE MONEY MARKET FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $14,329,867.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,016,179,415 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION                                       $ 46,799,194
GROSS UNREALIZED DEPRECIATION                                      ($174,581,257)
                                                                   -------------
NET UNREALIZED APPRECIATION (DEPRECIATION)                         ($127,782,063)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

CONSERVATIVE ALLOCATION FUND

  FACE/SHARE
    AMOUNT      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.21%
          N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                           $    6,715,437
          N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                 4,042,547
          N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                      946,989
          N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                      6,717,886
          N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                       6,744,195
          N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                             20,163,747
          N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                          22,386,422
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                 3,028,456
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                               3,039,669
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                3,029,345
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                3,040,973
          N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                             2,011,576
          N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                              14,167,811
          N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                             156,641,829
          N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                    2,718,701
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                               1,762,798
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                  263,443
          N/A   WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                    101,022,724
          N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                          2,445,431
          N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                 44,645,892
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $442,171,574)                                            405,535,871
                                                                                                              --------------

  PRINCIPAL                                                                   INTEREST RATE   MATURITY DATE
-------------                                                                 -------------   -------------
SHORT-TERM INVESTMENTS: 0.67%
US TREASURY BILLS: 0.67%
$      65,000   US TREASURY BILL###                                               0.19%         11/05/2009            64,953
      470,000   US TREASURY BILL###                                               0.30          11/05/2009           469,648
       15,000   US TREASURY BILL###                                               0.37          08/06/2009            14,998
    1,910,000   US TREASURY BILL###                                               0.39          08/06/2009         1,909,700
      260,000   US TREASURY BILL###                                               0.41          08/06/2009           259,959
        5,000   US TREASURY BILL###                                               0.44          08/06/2009             4,999
                                                                                                                   2,724,257
                                                                                                              --------------
TOTAL SHORT-TERM INVESTMENTS (COST $2,723,599)                                                                     2,724,257
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $444,895,173)                                                   99.88%                                  $  408,260,128
OTHER ASSETS AND LIABILITIES, NET                                      0.12                                          505,037
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $  408,765,165
                                                                     ------                                   --------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

GROWTH BALANCED FUND

  FACE/SHARE
    AMOUNT      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 97.27%
          N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                           $   43,200,785
          N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                26,021,673
          N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                    6,028,481
          N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                     42,963,790
          N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                      43,332,181
          N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                            129,294,057
          N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                          27,993,004
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                19,427,091
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                              19,443,777
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                               19,490,368
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                               19,511,303
          N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                            12,878,016
          N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                              90,591,873
          N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                             194,705,129
          N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                   17,292,737
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                              11,244,715
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                1,714,670
          N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                         15,614,480
          N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                 55,571,194
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $913,903,561)                                            796,319,324
                                                                                                              --------------

  PRINCIPAL                                                                   INTEREST RATE   MATURITY DATE
-------------                                                                 -------------   -------------
SHORT-TERM INVESTMENTS: 1.93%
US TREASURY BILLS: 1.93%
$      20,000   US TREASURY BILL###                                                0.19%        11/05/2009            19,985
       10,000   US TREASURY BILL###                                                0.23         11/05/2009             9,993
      205,000   US TREASURY BILL###                                                0.25         11/05/2009           204,847
    5,065,000   US TREASURY BILL###                                                0.30         11/05/2009         5,061,211
   10,290,000   US TREASURY BILL###                                                0.39         08/06/2009        10,288,386
      210,000   US TREASURY BILL###                                                0.41         08/06/2009           209,967
       25,000   US TREASURY BILL###                                                0.44         08/06/2009            24,996
                                                                                                                  15,819,385
                                                                                                              --------------
TOTAL SHORT-TERM INVESTMENTS (COST $15,815,327)                                                                   15,819,385
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $929,718,888)                                                   99.20%                                  $  812,138,709
OTHER ASSETS AND LIABILITIES, NET                                      0.80                                        6,583,951
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $  818,722,659
                                                                     ------                                   --------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

MODERATE BALANCED FUND

  FACE/SHARE
    AMOUNT      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 98.72%
          N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                           $   10,454,497
          N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                 6,300,644
          N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                    1,464,392
          N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                     10,469,951
          N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                      10,522,813
          N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                             31,397,788
          N/A   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                          14,248,507
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                 4,727,707
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                               4,726,480
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                4,724,819
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                4,747,137
          N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                             3,122,207
          N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                              21,997,032
          N/A   WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                              99,350,491
          N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                    4,227,965
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                               2,732,280
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                  420,000
          N/A   WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                     47,244,760
          N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                          3,792,125
          N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                 28,320,421
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $345,336,966)                                            314,992,016
                                                                                                              --------------

  PRINCIPAL                                                                   INTEREST RATE   MATURITY DATE
-------------                                                                 -------------   -------------
SHORT-TERM INVESTMENTS: 1.36%
US TREASURY BILLS: 1.36%
$   3,050,000   US TREASURY BILL###                                               0.39%         08/06/2009         3,049,522
      130,000   US TREASURY BILL###                                               0.41          08/06/2009           129,980
       10,000   US TREASURY BILL###                                               0.44          08/06/2009             9,998
      115,000   US TREASURY BILL###                                               0.19          11/05/2009           114,914
    1,030,000   US TREASURY BILL###                                               0.30          11/05/2009         1,029,229
                                                                                                              --------------
                                                                                                                   4,333,643
                                                                                                              --------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,332,587)                                                                     4,333,643
TOTAL INVESTMENTS IN SECURITIES
(COST $349,669,553)                                                  100.08%                                  $  319,325,659
OTHER ASSETS AND LIABILITIES, NET                                     (0.08)                                        (261,915)
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $  319,063,744
                                                                     ------                                   --------------

##   ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#    SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT

1. SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price ("NASDAQ"). If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates fair value.

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Investments in open-end mutual funds are valued at net asset value. Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

2. FAIR VALUATION MEASUREMENTS

In accordance with Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions regarding the assumptions market participants would use in pricing the asset or liability, based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Funds' investments in securities:

                                                    SIGNIFICANT
                                                       OTHER       SIGNIFICANT
                                                    OBSERVABLE    UNOBSERVABLE
                                   QUOTED PRICES      INPUTS          INPUTS     TOTAL FAIR VALUE
INVESTMENTS IN SECURITIES*           (LEVEL 1)       (LEVEL 2)      (LEVEL 3)     AS OF 6/30/2009
--------------------------         -------------   ------------   ------------   ----------------
AGGRESSIVE ALLOCATION FUND
   EQUITY SECURITIES
      Mutual Funds                  $145,583,502   $          0    $        0      $145,583,502
   DEBT SECURITIES ISSUED BY
      U.S. TREASURY AND U.S.
      GOVERNMENT AGENCIES                      0      2,913,759             0         2,913,759
                                    ------------   ------------    ----------      ------------
                                    $145,583,502   $  2,913,759    $        0      $148,497,261
                                    ------------   ------------    ----------      ------------
ASSET ALLOCATION FUND
   EQUITY SECURITIES
      Common stocks                 $361,961,458   $          0    $        0      $361,961,458
   ASSET-BACKED SECURITIES                     0        536,127             0           536,127
   COLLATERALIZED MORTGAGE
      OBLIGATIONS                              0        865,183             0           865,183
   CORPORATE DEBT SECURITIES                   0    125,057,491     5,333,522       130,391,013
   DEBT SECURITIES ISSUED BY
      U.S. TREASURY AND U.S.
      GOVERNMENT AGENCIES                      0    266,894,513             0       266,894,513
   DEBT SECURITIES ISSUED BY
      STATES IN THE U.S. AND ITS
      POLITICAL SUBDIVISIONS                   0     15,249,050             0        15,249,050
   SHORT-TERM INVESTMENTS             61,217,819     51,282,189             0       112,500,008
                                    ------------   ------------    ----------      ------------
                                    $423,179,277   $459,884,553    $5,333,522      $888,397,352
                                    ------------   ------------    ----------      ------------
CONSERVATIVE ALLOCATION FUND
   EQUITY SECURITIES
      Mutual Funds                  $405,535,871   $          0    $        0      $405,535,871
   DEBT SECURITIES ISSUED BY
      U.S. TREASURY AND U.S.
      GOVERNMENT AGENCIES                      0      2,724,257             0         2,724,257
                                    ------------   ------------    ----------      ------------
                                    $405,535,871   $  2,724,257    $        0      $408,260,128
                                    ------------   ------------    ----------      ------------
GROWTH BALANCED FUND
   EQUITY SECURITIES
      Mutual Funds                  $796,319,324   $          0    $        0      $796,319,324
   DEBT SECURITIES ISSUED BY
      U.S. TREASURY AND U.S.
      GOVERNMENT AGENCIES                      0     15,819,385             0        15,819,385
                                    ------------   ------------    ----------      ------------
                                    $796,319,324   $ 15,819,385    $        0      $812,138,709
                                    ------------   ------------    ----------      ------------
MODERATE BALANCED FUND
   EQUITY SECURITIES
      Mutual Funds                  $314,992,016   $          0    $        0      $314,992,016
   DEBT SECURITIES ISSUED BY
      U.S. TREASURY AND U.S.
      GOVERNMENT AGENCIES                      0      4,333,643             0         4,333,643
                                    ------------   ------------    ----------      ------------
                                    $314,992,016   $  4,333,643    $        0      $319,325,659
                                    ------------   ------------    ----------      ------------

* Further details on the major security types listed above can be found in the Portfolio of Investments.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Funds' investments in other financial instruments:**

                                                                 TOTAL UNREALIZED
                                                                  APPRECIATION/
ALLOCATION FUNDS                 LEVEL 1     LEVEL 2   LEVEL 3    (DEPRECIATION)
----------------               -----------   -------   -------   ---------------
Aggressive Allocation Fund     $(1,049,526)    $0        $0        $(1,049,526)
Asset Allocation Fund           (7,454,425)     0         0         (7,454,425)
Conservative Allocation Fund      (960,072)     0         0           (960,072)
Growth Balanced Fund            (5,717,889)     0         0         (5,717,889)
Moderate Balanced Fund          (1,516,181)     0         0         (1,516,181)

**   Other financial instruments may include: futures, options, and swaps.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

ALLOCATION FUNDS                                      ASSET ALLOCATION FUND
----------------                                      ---------------------
BALANCE AS OF 09/30/2008                                   $ 32,191,612
Corporate Debt Securities:
   Accrued discounts (premiums)                                       0
   Realized gain (loss)                                      (1,711,566)
   Change in unrealized appreciation (depreciation)          (1,118,499)
   Net purchases (sales)                                    (24,013,696)
   Transfer in (out) of Level 3                                 (14,329)
BALANCE AS OF 06/30/2009                                   $  5,333,522

                                                   ASSET ALLOCATION FUND
                                                   ---------------------
Change in unrealized appreciation (depreciation)
   relating to securities held at the end
   of reporting period                                  $(1,106,826)

FUTURES CONTRACTS

Certain Funds are subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Funds since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

As of June 30, 2009, the Funds listed below held the following future contracts:

                                                                                                    NET UNREALIZED
                                                                                                     APPRECIATION
FUND                            CONTRACTS          TYPE         EXPIRATION DATE   NOTIONAL AMOUNT   (DEPRECIATION)
----                           -----------   ----------------   ---------------   ---------------   --------------
AGGRESSIVE ALLOCATION FUND        96 Long      S&P 500 Index     September 2009     $ 22,452,000      $  (480,000)
                                 187 Short   US Treasury Bond    September 2009       21,563,678         (569,526)
ASSET ALLOCATION FUND            743 Long      S&P 500 Index     September 2009     $173,493,250      $(3,439,125)
                                  20 Long    US Treasury Bond    September 2009     $  2,295,302      $    71,885
                               1,339 Short   US Treasury Bond    September 2009     $154,396,018      $(4,087,185)
CONSERVATIVE ALLOCATION FUND      86 Long      S&P 500 Index     September 2009     $ 20,113,250      $  (430,000)
                                 174 Short   US Treasury Bond    September 2009     $ 20,064,459      $  (530,072)
GROWTH BALANCED FUND             523 Long      S&P 500 Index     September 2009     $122,316,625      $(2,615,000)
                               1,018 Short   US Treasury Bond    September 2009     $117,386,952      $(3,102,889)
MODERATED BALANCED FUND          136 Long      S&P 500 Index     September 2009     $ 31,807,000      $  (680,000)
                                 274 Short   US Treasury Bond    September 2009     $ 31,594,288      $  (836,181)


The total notional amounts of futures contracts in the table above are representative of the volume of derivative activities during the period ended June 30, 2009.

OTHER

For more information regarding the Funds and their holdings, please see the most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2009 (UNAUDITED)

C&B LARGE CAP VALUE FUND

  FACE/SHARE
    AMOUNT      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.98%
          N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                           $  428,844,220
                                                                                                              --------------
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $547,867,341)                                            428,844,220
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $547,867,341)                                                   99.98%                                  $  428,844,220
OTHER ASSETS AND LIABILITIES, NET                                      0.02                                          105,105
                                                                     ------                                   --------------
                TOTAL NET ASSETS                                     100.00%                                  $  428,949,325
                                                                     ------                                   --------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
                          PORTFOLIO OF INVESTMENTS -- JUNE 30, 2009 (UNAUDITED)

DIVERSIFIED EQUITY FUND

  FACE/SHARE
    AMOUNT      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.07%
          N/A   WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                           $   51,021,818
          N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                29,264,380
          N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                    7,278,245
          N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                     49,889,004
          N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                      49,559,719
          N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                            151,088,343
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                22,249,129
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                              23,098,471
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                               23,258,539
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                               23,521,558
          N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                            14,677,441
          N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                             107,044,958
          N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                   20,517,355
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                              13,730,697
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                2,115,089
          N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                         18,600,736
                                                                                                              --------------
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $662,802,318)                                            606,915,482
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $662,802,318)                                                  100.07%                                  $  606,915,482
OTHER ASSETS AND LIABILITIES, NET                                     (0.07)                                        (427,210)
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $  606,488,272
                                                                     ------                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

DIVERSIFIED SMALL CAP FUND

  FACE/SHARE
    AMOUNT      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.04%
          N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                               $   51,339,098
          N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                  143,545,750
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                              95,709,808
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                               14,422,344
          N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                        129,401,041
                                                                                                              --------------
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $513,619,228)                                            434,418,041
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $513,619,228)                                                  100.04%                                  $  434,418,041
OTHER ASSETS AND LIABILITIES, NET                                     (0.04)                                        (154,823)
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $  434,263,218
                                                                     ------                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EMERGING GROWTH FUND

  FACE/SHARE
    AMOUNT      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 97.77%
         N/A    WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                               $    3,059,807
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $2,799,807)                                                3,059,807
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,799,807)                                                     97.77%                                  $    3,059,807
OTHER ASSETS AND LIABILITIES, NET                                      2.23                                           69,761
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $    3,129,568
                                                                     ------                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EQUITY INCOME FUND

  FACE/SHARE
    AMOUNT      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.13%
          N/A   WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                 $  114,010,472
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $402,818,102)                                            114,010,472
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $402,818,102)                                                  100.13%                                  $  114,010,472
OTHER ASSETS AND LIABILITIES, NET                                     (0.13)                                        (147,273)
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $  113,863,199
                                                                     ------                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

EQUITY VALUE FUND

  FACE/SHARE
    AMOUNT      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.97%
          N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                  $  198,905,563
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $211,822,174)                                            198,905,563
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $211,822,174)                                                   99.97%                                  $  198,905,563
OTHER ASSETS AND LIABILITIES, NET                                      0.03                                           51,997
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $  198,957,560
                                                                     ------                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

GROWTH EQUITY FUND

  FACE/SHARE
    AMOUNT      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.04%
          N/A   WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                            $    6,070,720
          N/A   WELLS FARGO ADVANTAGE EMERGING GROWTH PORTFOLIO                                                    5,295,667
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                 9,274,603
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                               9,580,851
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                9,635,274
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                9,714,329
          N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                              38,021,033
          N/A   WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                   14,804,314
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                              10,063,356
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                1,452,127
          N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                         13,451,708
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $134,593,647)                                            127,363,982
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $134,593,647)                                                  100.04%                                  $  127,363,982
OTHER ASSETS AND LIABILITIES, NET                                     (0.04)                                         (54,205)
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $  127,309,777
                                                                     ------                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

INTERNATIONAL VALUE FUND

  FACE/SHARE
    AMOUNT      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.77%
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                           $  225,387,386
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $327,357,172)                                            225,387,386
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $327,357,172)                                                   99.77%                                  $  225,387,386
OTHER ASSETS AND LIABILITIES, NET                                      0.23                                          528,297
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $  225,915,683
                                                                     ------                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

LARGE CAP APPRECIATION FUND

  FACE/SHARE
    AMOUNT      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.88%
          N/A   WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                        $   60,622,064
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $61,392,536)                                              60,622,064
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $61,392,536)                                                    99.88%                                  $   60,622,064
OTHER ASSETS AND LIABILITIES, NET                                      0.12                                           75,610
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $   60,697,674
                                                                     ------                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

LARGE COMPANY GROWTH FUND

  FACE/SHARE
    AMOUNT      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.11%
          N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                          $  585,467,705
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $659,896,358)                                            585,467,705
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $659,896,358)                                                  100.11%                                  $  585,467,705
OTHER ASSETS AND LIABILITIES, NET                                     (0.11)                                        (648,736)
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $  584,818,969
                                                                     ------                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL COMPANY GROWTH FUND

  FACE/SHARE
    AMOUNT      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.99%
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                          $  170,720,847
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $196,021,940)                                            170,720,847
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $196,021,940)                                                   99.99%                                  $  170,720,847
OTHER ASSETS AND LIABILITIES, NET                                       .01                                           13,456
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $  170,734,303
                                                                     ------                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

SMALL COMPANY VALUE FUND

  FACE/SHARE
    AMOUNT      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.00%
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                              186,254,689
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $183,669,888)                                            186,254,689
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $183,669,888)                                                  100.00%                                  $  186,254,689
OTHER ASSETS AND LIABILITIES, NET                                      0.00                                           (2,544)
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $  186,252,145
                                                                     ------                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
                            PORTFOLIO OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

STRATEGIC SMALL CAP VALUE FUND

  FACE/SHARE
    AMOUNT      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 95.70%
          N/A   WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE
                PORTFOLIO                                                                                     $      440,102
                                                                                                              --------------
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $575,994)                                                    440,102
TOTAL INVESTMENTS IN SECURITIES
(COST $575,994)                                                       95.70%                                  $      440,102
OTHER ASSETS AND LIABILITIES, NET                                      4.30                                           19,786
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $      459,888
                                                                     ------                                   --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

EQUITY GATEWAYS (LOAD)

NOTES TO PORTFOLIO OF INVESTMENT

     The Funds' portfolio of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the Funds and its holdings, please see the funds' most recent Prospectus and Annual report.

SECURITY VALUATION

     Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Portfolio of Investments of the Master Portfolios.

OTHER

     For more information regarding the Funds and their holdings, please see the Funds' most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
                           PORTFOLIO OF INVESTMENTS -- JUNE 30, 2009 (UNAUDITED)

INDEX FUND

  FACE/SHARE
    AMOUNT      SECURITY NAME                                                                                      VALUE
-------------   -------------                                                                                 --------------
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.01%
          N/A   WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                         $1,347,055,388
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,429,890,038)                                        1,347,055,388
                                                                                                              --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,429,890,038)                                                100.01%                                  $1,347,055,388
OTHER ASSETS AND LIABILITIES, NET                                     (0.01)                                        (115,292)
                                                                     ------                                   --------------
TOTAL NET ASSETS                                                     100.00%                                  $1,346,940,096
                                                                     ------                                   --------------

The accompanying notes are an integral part of these financial statements.

INDEX FUNDS (EQUITY GATEWAY - NO LOAD)

NOTES TO PORTFOLIO OF INVESTMENT

     The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent Prospectus and Annual report.

SECURITY VALUATION

     Investments in the Master Portfolios are valued daily based upon the Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Portfolio of Investments of the Master Portfolios.

OTHER

     For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                               Wells Fargo Funds Trust


                                               By:      /s/ Karla M. Rabusch
                                                        --------------------
                                                        Karla M. Rabusch
                                                        President




Date:  August 20, 2009

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                               Wells Fargo Funds Trust



                                               By:      /s/ Karla M. Rabusch
                                                        --------------------
                                                        Karla M. Rabusch
                                                        President



                                               By:      /s/ Jeremy M. DePalma
                                                        ---------------------
                                                        Jeremy M. DePalma
                                                        Treasurer



                                               By:      /s/ David S. Berardi
                                                        --------------------
                                                        David S. Berardi
                                                        Treasurer




Date: August 20, 2009